N-2	Dec. 18, 2025 USD ($) shares
Cover [Abstract]
Entity Central Index Key	0002090145
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	CAIS Sports, Media and Entertainment Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
TRANSACTION FEES	Class D	Class I	Class S
Maximum sales load (percentage of purchase amount)[1]	None	None	None
Maximum repurchase fee[2]	2.00%	2.00%	2.00%

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL FUND EXPENSES (as a percentage of the Fund’s net assets attributable to common shares)	Class D	Class I	Class S
Management Fee[3]	0.95%	0.95%	0.95%
Distribution and Servicing Fee	0.25%	None	None
Interest Payments on Borrowed Funds[4]	0.00%	0.00%	0.00%
Other Expenses[5]	2.10%	2.10%	2.10%
Acquired Fund Fees and Expenses[6]	1.27%	1.27%	1.27%
Total Annual Fund Expenses	4.57%	4.32%	4.32%
Fee Waiver and/or Expense Reimbursement[7]	(1.28)%	(1.28)%	(1.28)%
Total Annual Fund Expenses After Fee Waiver and/or Expense Reimbursement	3.29%	3.04%	3.04%

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
1 year	3 years	5 years	10 years
$33	$127	$221	$460
  Class I
1 year	3 years	5 years	10 years
$31	$119	$209	$439
  Class S
1 year	3 years	5 years	10 years
$31	$119	$209	$439

Other Transaction Fees, Note [Text Block]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]	The Fund will pay the Adviser an annual Management Fee of 0.95%, payable quarterly, based on the Fund’s net assets, calculated as of the close of business on the last business day of each calendar quarter (including any assets in respect of Shares that will be repurchased as of the end of the quarter).
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired fund fees and expenses are the indirect costs of investing in other investment companies and private funds that would be regulated as investment companies but for Section 3(c)(1) or 3(c)(7) of the 1940 Act (such as the Portfolio Funds). Some or all of the Portfolio Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Portfolio Fund’s performance. The Portfolio Funds in which the Fund invests generally charge an aggregate management fee of 1.00% to 2.00% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation (which includes fees payable to the Core Independent Managers and the Underlying Managers with respect to any Portfolio Funds). In a given period, the management fee charged by Portfolio Funds may be reduced in part by amounts received by the Portfolio Fund’s management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Portfolio Fund’s management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Portfolio Funds as if all portfolio companies were sold at fair values. The 1.27% shown as “Acquired Fund Fees and Expenses” reflects estimated operating expenses of the Portfolio Funds for the Fund’s current fiscal year (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) after refunds, excluding any performance-based fees or allocations paid by Portfolio Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
Acquired Fund Fees Estimated, Note [Text Block]	Acquired fund fees and expenses are the indirect costs of investing in other investment companies and private funds that would be regulated as investment companies but for Section 3(c)(1) or 3(c)(7) of the 1940 Act (such as the Portfolio Funds). Some or all of the Portfolio Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Portfolio Fund’s performance. The Portfolio Funds in which the Fund invests generally charge an aggregate management fee of 1.00% to 2.00% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation (which includes fees payable to the Core Independent Managers and the Underlying Managers with respect to any Portfolio Funds).
Incentive Allocation Minimum [Percent]	1.00%
Incentive Allocation Maximum [Percent]	2.00%
Acquired Fund Total Annual Expenses, Note [Text Block]	The 1.27% shown as “Acquired Fund Fees and Expenses” reflects estimated operating expenses of the Portfolio Funds for the Fund’s current fiscal year (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) after refunds, excluding any performance-based fees or allocations paid by Portfolio Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

The Fund’s investment objective is to seek long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective. The Fund’s investment objective is not fundamental and may be changed at the discretion of the Board without shareholder approval. The Fund will notify shareholders at least 60 days prior to any change in the investment objective.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in private or publicly traded investments in the sports, media and/or entertainment (“SME”) industries (the “SME Investments”). The Fund intends to invest in SME Investments both directly and indirectly by investing in private investment vehicles that focus on SME Investments (“Portfolio Funds”).

Companies, businesses and investments in the “sports” industry include, but are not limited to, sports franchises, sports leagues, sports content creation and/or distribution platforms, sports-related media rights, sports merchandise or equipment, sports-related gaming or betting platforms (including fantasy sports and prediction markets), sporting tournaments and major events, sports-related facilities and/or adjacent real estate ownership or operations, sports and health technology, sports data and analytics platforms, eSports organizations, college athletics, name-, image-, and likeness-related businesses, youth or amateur sports platforms, athlete-driven media ventures, athlete representation or sponsorship monetization platforms, and firms supporting the sports ecosystem through marketing, sponsorship, consulting, advisory, and/or technology services. Companies, businesses and investments in the “media and entertainment” industry include, but are not limited to, movie and/or television studios, streaming platforms, video or mobile game developers or publishing, music platforms (including labels, rights holders, and/or production companies), digital media, social media, publishing platforms, celebrity- or influencer-led media ventures, entertainment intellectual property and content libraries, talent representation or management, ticketing and fan engagement platforms, live entertainment and/or event businesses, leisure facilities or experience-based venues, casinos and/or gaming, advertising and brand marketing platforms, and broadcast, cable, and satellite networks or distribution platforms. The Fund will be concentrated (i.e., more than 25% of the value of the Fund’s assets will be invested) in one or more industries within the SME group of industries.

Private SME Investments include private equity investments (both control and non-control equity investments) in SME-related businesses, and private credit investments, such as direct lending to, and mezzanine debt and distressed debt issued by, SME-related businesses or secured by SME-related assets. Publicly traded SME Investments include publicly listed equities and fixed-income securities, such as corporate bonds and corporate loans, issued by SME companies. Investments may span varying credit qualities and maturities, including investment-grade and non-investment-grade securities. Non-investment-grade securities are commonly referred to as “junk” or “high yield” securities. An investment is non-investment-grade if rated below Baa by Moody’s Investors Services, Inc. or equivalently rated by Standard & Poor’s Corporation.

SME-related businesses or companies may have direct or indirect exposure to real estate through their ownership of and/or operating rights in certain facilities, such as sports stadiums, arenas or adjacent mixed-use developments, office space to support operations, retail spaces selling merchandise, movie and television studios, music studios, broadcast or radio stations, and other venues or infrastructure where entertainment is created, distributed, or consumed.

The Adviser seeks to identify experienced and reputable fund managers (the “Underlying Managers”) and selectively invest in attractive SME Investments managed by the Underlying Managers. The Fund plans to initially allocate a significant percentage of its assets to investment vehicles managed by Arctos Partners, LP or its affiliates (“Arctos”) and Eldridge Capital Management, LLC or its affiliates (“Eldridge”) (together, the “Core Independent Managers”).

The Adviser will size and select investment opportunities presented to the Fund by Core Independent Managers. The Adviser may, but is not required to, engage one or more third-party consultants to conduct due diligence on certain primary and secondary investments and co-investments to be made by the Fund, including without limitation, Portfolio Funds managed by the Core Independent Managers. The Adviser will have sole discretion with respect to the Fund’s portfolio and will make the final determination as to whether the Fund will make any investment. Past performance of Portfolio Funds sponsored or managed by the Core Independent Managers is not indicative of future results of those Portfolio Funds. The Core Independent Managers are not sponsors, promoters, advisers or affiliates of the Fund. An entity affiliated with Eldridge owns a minority non-controlling share in the Adviser’s parent company, Capital Integration Systems LLC (“CAIS”), and holds two out of nine seats on the board of directors of CAIS.

The Fund may or may not name additional Core Independent Managers in the future. Additionally, the Fund may at any time determine not to allocate any portion of its assets to the Core Independent Managers and, instead, may determine to make SME Investments sponsored, advised by, or otherwise affiliated with, other Underlying Managers. For example, if the Fund has liquid assets to invest at a particular time, but the Core Independent Managers do not have any available investment opportunities, or the Adviser does not believe any of the opportunities presented are appropriate for the Fund, then the Adviser may seek other investment opportunities consistent with the Fund’s investment objective and strategies. Thus, on occasion, the Adviser may come across an investment opportunity on its own, and determine that such an investment is appropriate for the Fund. Further, the Adviser may determine that its relationship with a Core Independent Manager is no longer beneficial to the Fund, and may seek out other managers to replace that Core Independent Manager. There is no guarantee that investment funds sponsored by the Core Independent Managers will perform at or above other comparable funds in the market.

In determining whether a particular investment constitutes an SME Investment, the Adviser first considers how the investment is classified by one or more widely accepted third-party industry classification systems. If the investment does not fall within a sports, media, and/or entertainment industry, the Adviser may consider the investment to be an

SME Investment if over 50% of the issuer’s revenue is related to an SME industry. The Adviser considers a private investment vehicle that focuses on SME Investments to be an SME Investment if at least 80% of its net assets are invested in, or are anticipated to be invested in, SME Investments. The Adviser considers a variety of factors in making this determination, including the investment vehicle’s stated investment objective and strategy, as well as the actual or expected underlying investments of the vehicle. In determining whether underlying investments are SME Investments, since the Adviser does not expect that financial information for underlying investments will be made available, the Adviser expects to mainly rely on company descriptions and industry classifications provided by the manager of the investment vehicle and company websites.

The Fund may make private SME Investments through primary commitments to private funds, secondary purchases of interests in such funds, purchases of select assets from existing private funds in the secondary market, and co-investment opportunities alongside private fund sponsors. The Fund may make SME Investments indirectly through one or more wholly owned subsidiaries (each, a “Subsidiary”). The Fund will comply with the provisions of Section 8 of the 1940 Act governing investment policies on an aggregate basis with any Subsidiary. The Fund will comply with provisions of Section 18 of the 1940 Act governing capital structure and leverage on an aggregate basis with any Subsidiary. The Fund and any Subsidiary will comply with provisions of Section 17 of the 1940 Act related to affiliated transactions and custody. The Fund does not presently intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, other than entities wholly owned by the Fund.

Portfolio Funds typically have greater flexibility than registered funds with respect to the types of securities that may be owned, the types of trading strategies that may be employed, including with respect to transactions with affiliates, and, in some cases, the amount of leverage that can be used. Investments in Portfolio Funds tend to be illiquid and highly speculative. Portfolio Funds have complex fee structures, including performance-related compensation beyond what is permitted for registered funds and those fees may be charged even if the Fund itself loses money. The Fund may have challenges in monitoring the operations and performance of Portfolio Funds, including, without limitation, difficulty obtaining access to information about Portfolio Funds’ underlying investments and valuations and conflicts that may exist in respect of Portfolio Funds’ underlying investments.

The Fund may make secondary investments in Portfolio Funds. Secondary investments refer to investments in a Portfolio Fund through the acquisition of an interest in the Portfolio Fund from an existing investor in the Portfolio Fund in a privately negotiated transaction. The buyer of a secondary interest takes on any future funding obligations associated with the acquired interest in exchange for future returns and distributions. The Fund intends to purchase and sell secondary investments primarily through negotiated, bilateral transactions. These transactions are not traded on a centralized exchange and do not have publicly quoted bid/ask prices. Instead, pricing is determined on a case-by-case basis, factoring in elements such as the underlying portfolio of the Portfolio Fund and its duration, recent valuations reported by the Portfolio Fund, and prevailing market conditions. As such, pricing information may be infrequent and based on historical or estimated data. Additionally, the transfer of such interests typically requires the consent of the underlying general partner and other contractual considerations, which may delay or restrict the Fund’s ability to transact.

In connection with a secondary investment in a Portfolio Fund, the Fund may agree to assume certain unfunded commitments. Under Rule 18f-4 under the 1940 Act, the Fund may not purchase any such unfunded commitments unless it reasonably believes, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due.

Secondary investments may be acquired at a discount to the Portfolio Fund’s NAV. Secondary investments acquired at a discount may result in unrealized gains at the time the Fund next calculates its NAV. Such unrealized gains will increase the Fund’s NAV and performance by the difference between the most recent NAV reported by the Portfolio Fund and the negotiated purchase price. Conversely, a secondary investment sold at a discount will result in a decrease in the Fund’s NAV and performance by the difference between the value of the secondary investment as reflected in the books and records of the Fund and the negotiated sale price. To the extent any gains on the

Secondary Investment, including the gains resulting from negotiated purchases at a discount, are realized, the tax impact to shareholders is disclosed in “U.S. Federal Income Tax Matters.”

For liquidity management purposes or during periods of market volatility, the Fund may hold cash or invest in cash equivalents—including money market funds, U.S. Treasury securities, and other short-term, high-quality investments—and corporate bonds with short- to intermediate-term maturities (together with SME Investments, the “Investments”). The Fund may gain exposure to Investments directly through individual issuers or indirectly through private investment vehicles, exchange-traded funds (“ETFs”), closed-end funds, mutual funds, real estate investment funds and business development companies and similar investment vehicles.

The Fund is generally geography-agnostic, but expects its investments to be primarily based in North America and Europe.

Investment Philosophy

The Adviser’s philosophy is to identify high quality managers and provide investors with multi-manager, multi-sector exposure to themes and asset classes. The Fund is grounded in the belief that the sports, media and entertainment industries present unique opportunities for growth and value creation. The Adviser believes it can achieve the Fund’s investment objective by identifying industry-leading managers and selectively investing in attractive SME Investments. Specifically, the Adviser’s approach includes:

●	Manager and Fund Selection: Identifying experienced and reputable fund managers who have a proven track record of success in the targeted industries, then further short-listing the set of funds, including co-investment funds, that could be attractive primary or secondary fund opportunities.

●	Direct Co-Investments: Engaging in direct co-investment opportunities alongside selected Underlying Managers to capitalize on high-conviction themes or investments.

●	Growth and Value Creation Focus: Concentrating on investments that span professional sports franchises, media rights, entertainment production companies, and related businesses that show strong potential for growth and/or opportunities for value creation.

While the Fund will typically follow a buy-and-hold methodology with respect to its SME Investments, the Fund may also exit SME Investments via redemption, sales in the secondary market or syndicate ownership in certain SME Investments if it determines that to be in the best interests of the Fund.

There can be no assurance that the Fund’s investment program will be successful, that the objective of the Fund will be achieved or that the Fund’s strategies will be successful.

Prospective investors should refer to the discussion of the risks associated with the investment strategy and structure of the Fund.

Third Party Diligence Consultant

The Adviser may engage one or more third-party consultants to conduct due diligence on certain primary and secondary investments and co-investments to be made by the Fund, including without limitation, the investment vehicles managed by the Core Independent Managers; provided that the Adviser will have sole discretion with respect to the Fund’s portfolio and will make the final determination as to whether the Fund will make any investment, and no consultant will have any discretion whatsoever, nor will it make any such determination.

Leverage and Credit Facilities

The Fund may borrow money in connection with its investment activities - i.e., the Fund may utilize leverage. Specifically, the Fund may borrow money through a credit facility or other arrangements to manage timing issues in connection with the acquisition of its Investments (e.g., to provide the Fund with temporary liquidity to acquire investments in Investments in advance of the Fund’s receipt of redemption proceeds from another Investment).

The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (the “Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Investments may also utilize leverage in their investment activities. Borrowings by Portfolio Funds are not subject to the Asset Coverage Requirement. Accordingly, the Fund’s portfolio may be exposed to the risk of highly leveraged investment programs of certain Portfolio Funds and the volatility of the value of Shares may be great, especially during times of a “credit crunch” and/or general market turmoil. In general, the use of leverage by Portfolio Funds or the Fund may increase the volatility of the Portfolio Funds or the Fund. See “Principal Risk Factors — General Risks Related to Investing in the Fund — Leveraging Risk.”

Risk Factors [Table Text Block]

PRINCIPAL RISK FACTORS

An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund’s shares to increase or decrease. Investors could lose money by investing in the Fund. By itself, the Fund does not constitute a balanced investment program. Before investing, prospective investors should consider carefully the following risks. There may be additional risks that the Fund does not currently foresee or consider material. Prospective investors are encouraged to consult with their legal or tax advisers before investing in the Fund.

General Risks Related to Investing in the Fund

No Operating History. The Fund is a closed-end investment company with no history of operations. It is not intended that the Shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s Shares. Some of the Portfolio Funds have no or short performance records and operating histories that are not indicative of their longer term or future performance. In any event, past performance of the Adviser, its principals, the Predecessor Fund, the Portfolio Funds or their Underlying Managers is not indicative of future results. The Fund may not be able to achieve its investment objective, including as a result of inopportune market or economic conditions.

General Economic and Market Conditions. The Fund’s performance may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by Portfolio Funds. Unexpected volatility or illiquidity, such as the general market conditions that have occurred at times over the last several years, could impair a Fund’s profitability or result in losses.

The Fund may be susceptible to economic slowdowns or recessions and may be unable to repay the investments during these periods. In an economic downturn, the Fund may have non-performing assets, or its non-performing assets may increase, and the value of its portfolio is likely to decrease during these periods. Unfavorable economic conditions also could increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund on terms deemed acceptable. These events could prevent the Fund from increasing investments and harm its financial condition.

Numerous structural dynamics and persistent market trends have exacerbated volatility and market uncertainty. Concerns over significant volatility in the securities markets, sluggish economic expansion in foreign economies, including continued concerns over growth prospects in China and emerging markets, growing debt loads for certain countries, uncertainty about the consequences of the U.S. and other governments withdrawing monetary stimulus measures and speculation about a possible recession all highlight the fact that economic conditions remain unpredictable and volatile. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit rating downgrades and economic slowdowns or a recession in the U.S.

Geopolitical tensions, including between the U.S. and China, have escalated. Further escalation of such tensions and the related imposition of sanctions or other trade barriers may negatively impact the rate of global growth. Moreover, there is a risk of both sector-specific and broad-based volatility, corrections and/or downturns in the equity and credit markets. Any of the foregoing could have a significant impact on the markets in which the Fund operates and a material adverse impact on its business prospects and financial condition.

Highly Volatile Markets. Volatility in financial markets can affect the price and liquidity of securities held by the Fund and the Portfolio Funds, and can negatively impact the value of such holdings. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures, swaps and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments and other organizations from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Portfolio

Funds are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges, of any counterparty to a transaction or of any service provider to a Portfolio Fund (such as a Portfolio Fund’s “prime broker” or “clearing broker”). In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Portfolio Funds are also subject to the risk that trading activity in securities in which they invest may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single issuer, market participant or a market sector or other factors. If trading in particular securities or classes of securities is impaired, it may be difficult for the Portfolio Funds to properly value any of its assets represented by such securities. In particular, the credit markets have been experiencing extreme volatility and disruption from time to time over the last several years. Instability in the fixed income markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. As a result of these volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may also make it more difficult to accurately value debt securities. See “Principal Risk Factors — Risks Related to the Fund’s Investment — Reliability of Valuation.”

In addition, the increased volatility and instability in the fixed income markets could adversely affect the ability of the Fund and Portfolio Funds to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns. See “Principal Risk Factors — General Risks Related to Investing in the Fund — Leveraging Risk.”

Banking System Risk. The U.S. banking system has experienced a significant shock with the second largest default since 2008 on March 10, 2023, a further bank closure on March 12, 2023 and extraordinary actions by the U.S. Federal Deposit Insurance Corporation (the “FDIC”), the U.S. Department of Treasury and the Federal Reserve. The FDIC’s intervention was implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. Governmental authorities may continue to undertake a variety of initiatives designed to strengthen and stabilize the economy and the financial markets. However, there can be no assurance that these initiatives will be successful, and there is no way to predict the ultimate effect of the disruption or the effect that these initiatives will have on the performance of the Fund or its Investments. Any deterioration of the global debt markets (particularly the U.S. debt markets), any possible future failures of certain financial services companies and a significant rise in market perception of counterparty default risk, interest rates or taxes will likely significantly reduce investor demand and liquidity for investment grade, high-yield and senior bank debt, which in turn is likely to lead some investment banks and other lenders to be unwilling or significantly less willing to finance new investments or to only offer committed financing on less favorable terms than had been prevailing in the recent past. The Fund’s ability to generate attractive investment returns for its investors may be adversely affected to the extent the Fund is unable to obtain favorable financing terms for its Investments (either directly, or indirectly through use of a credit facility). Any market turmoil, as well as a perceived increase in counterparty default risk, may have an adverse effect on the availability of credit to businesses generally and may lead to an overall weakening of the U.S. and global economies, which in turn may adversely affect or restrict the ability of the Fund to sell or liquidate Investments at favorable times or at favorable prices or otherwise have an adverse effect on the business and operations of the Fund. Governmental authorities have undertaken, and may continue to undertake, a variety of initiatives designed to strengthen and stabilize the economy and the financial markets. However, there can be no assurance that these initiatives will be successful, and there is no way to predict the ultimate effect of the disruption or the effect that these initiatives will have on the performance of the Fund or its Investments.

In particular, if the Fund or an affiliate has a banking relationship (for example, a credit facility) with a bank or other financial institution that experiences default, is put into receivership or otherwise seeks assistance from the FDIC, Federal Reserve or another government entity (such an occurrence being a “Financial Disruption Event”), the Fund and the Adviser may not be able to access deposits, borrowing facilities or other services, either permanently or for an extended period of time, and their ability to operate in a manner consistent with past business practices could be negatively impacted, potentially resulting in disruption of operations and significant losses.

It is also possible that the Fund will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise) in a case of loss of access to services or otherwise during a Financial Disruption Event.

Operational Risk. As a general matter, investing in a fund can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Regulatory Changes Risk. Changes from time to time in U.S. financial regulation may significantly impact the Fund and the Adviser. Such changes can result in certain investment strategies in which the Adviser engage or may have otherwise engaged becoming non-viable or non-economic to implement, or may otherwise have a material adverse impact on the profit potential of the Fund.

As a registered investment adviser under the Advisers Act, the Adviser and its affiliates are required to comply with a variety of periodic reporting and compliance-related obligations under applicable federal, state and foreign securities laws (including, without limitation, the obligation to make regulatory filings with respect to the Fund and its activities under the Advisers Act). Any further increases in the regulations applicable to the Fund generally or the Fund and/or the Adviser and its affiliates in particular may result in increased expenses associated with the Fund’s activities and additional resources of the Adviser being devoted to such regulatory reporting and compliance-related obligations, which may reduce overall returns for shareholders and/or have an adverse effect on the ability of the Fund to effectively achieve its investment objective. There can be no assurance that any continued regulatory scrutiny or initiatives will not have an adverse impact on the Adviser or otherwise impede the Fund’s activities.

Regulatory Risk - Commodity Pool Operator. The Adviser has filed a notice of eligibility for an exclusion from the definition of the term “commodity pool operator” with the U.S. Commodity Futures Trading Commission (the “CFTC”) and the National Futures Association (the “NFA”) with respect to the Fund. Pursuant to CFTC Regulation 4.5, the Fund and the Adviser expect not to be subject to regulation as a commodity pool or commodity pool operator under the Commodity Exchange Act of 1974, as amended (the “CEA”). If the Adviser or the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses. Because the Adviser intends to manage the Fund in such a way as to maintain its ability to rely on CFTC Rule 4.5, the Fund may be unable to participate in certain investment opportunities.

Change of Law Risk. Government counterparties or agencies may have the discretion to change or increase regulation of an investment vehicle’s operations, or implement laws or regulations affecting the operations of such investments, separate from any contractual rights such investment vehicles may have. The Fund’s Investments also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such Investments. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from an Investment or gains recognized by the Fund on such Investments, that could impact the Fund’s return on investment with respect to such Investments.

Changes in Tax Law. Investors should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities. See “U.S. Federal Income Tax Matters.”

Political Uncertainty. Some of the results of recent elections and referenda have been unexpected and resulted in material market changes and increases in market uncertainty. Given recent changes in administrations and applicable law following such recent elections and referenda, the future of current regulations, or the adopting of new regulations, is also uncertain. While these uncertainties may create investments opportunities for the Fund, such uncertainties could alternatively have adverse impacts on the Fund. Predicting the outcome of political processes and events is inherently difficult and uncertain. If the Adviser, the Core Independent Managers, or the Underlying Managers fail to anticipate political events or predicts them incorrectly, it may cause the Fund or the Portfolio Funds to miss investment opportunities or incur losses. There may be detrimental implications for the value of certain of the Fund’s investments in certain markets, its ability to enter into transactions or to value or realize its investments or otherwise to implement its investment program or the Adviser’s investment strategies.

Stockholder Filing Requirements. Ownership information for any person who beneficially owns 5% or more of the Fund’s common stock will have to be disclosed in a Schedule 13G or other filings with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC, and includes having voting or investment power over the securities. In some circumstances, investors who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Although the Fund will provide in its quarterly statements the amount of outstanding stock and the amount of the investor’s stock, the responsibility for determining the filing obligation and preparing the filing remains with the investor.

Broad Authority for Board Action. The Fund’s Board will have the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice (except as required by the 1940 Act) and without shareholder approval. However, absent shareholder approval, the Fund may not change its fundamental policies disclosed in its registration statement. The effect any changes to the Fund’s current operating policies and strategies would have on its business, operating results and value of the Fund’s common stock cannot be predicted. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.

Non-Fundamental Investment Policies. The Board may change certain of the Fund’s investment objectives and policies, restrictions, strategies and techniques without shareholder approval. Any change to the Fund’s current non-fundamental operating policies, investment criteria and strategies may negatively impact the Fund’s business, NAV, and/or the Fund’s operating results. This may impact the Fund’s ability to make distributions to shareholders, resulting in the loss of all or part of a shareholder’s investment in the Fund.

Distribution Policy Risk. All or a portion of the Fund’s distribution may consist solely of a return of capital (i.e., from shareholders’ original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. See “Plan of Distribution.”

Resignation of Adviser. The Adviser has the right to resign at any time upon 60 days’ written notice, regardless of whether the Fund has found a replacement. In addition, the Board will have the authority to remove the Adviser for any reason or for no reason, or may choose not to renew the Advisory Agreement. If the Adviser resigns or is terminated, the Fund may not be able to find a new investment adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If the Fund is unable to do so quickly, its operations are likely to experience a disruption, costs under any new agreements could increase, its financial condition, business and results of operations as well as its ability to pay distributions are likely to be adversely affected and the value of an interest in the Fund may decline.

Institutional and Counterparty Risk. Institutions, such as brokerage firms, banks, and broker dealers, generally may have custody of certain of a Portfolio Fund’s assets and may hold such assets in “street name.” Bankruptcy or fraud at one of these institutions could impair the operational capabilities or the capital position of a Portfolio Fund. While the Portfolio Funds often attempt to limit securities investment transactions to well capitalized and established banks and brokerage firms in an effort to mitigate such risks, there are often no requirements that Portfolio Funds take such steps to mitigate risk and a number of Portfolio Funds may not undertake any efforts to mitigate such risks.

In addition, markets in which a Portfolio Fund may effect transactions (e.g., swaps, and in particular, total return swaps) may include over-the-counter or “interdealer” markets, and may also include unregulated private markets. The participants in such markets are typically not subject to the same level of credit evaluation and regulatory oversight as are members of the exchange-based markets. This exposes Portfolio Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing such Portfolio Funds to suffer a loss. Such counterparty risk is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or in instances where a Portfolio Fund has concentrated its transactions with a single or small group of counterparties. There are generally no restrictions imposed on Underlying Managers requiring them to diversify the transaction counterparties utilized by their respective Portfolio Fund.

There is also the risk that major institutional investors in a Portfolio Fund may be compelled to withdraw or that the counterparties or brokers will be required to restrict the amount of credit previously granted to such Portfolio Fund due to their own financial difficulties, resulting in forced liquidation of substantial portions of such Portfolio Fund’s portfolio.

The banks or brokerage firms selected to act as custodians for a Portfolio Fund may become insolvent, causing such Portfolio Fund to lose all or a portion of the funds or the securities held by those custodians.

Underlying Managers are generally not restricted from dealing with any particular counterparty or from concentrating any or all transactions with one counterparty. The ability of a Portfolio Fund to transact business with any one or number of counterparties, the lack of any meaningful or independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by a Portfolio Fund.

Risk of Natural Disasters, Epidemics and Terrorist Attacks. Countries and regions in which the Portfolio Funds invest or where the Fund or the Adviser otherwise do business are susceptible to natural disasters (e.g., fire, flood, earthquake, storm and hurricane) and epidemics, pandemics or other outbreaks of serious contagious diseases. The occurrence of a natural disaster or epidemic could adversely affect and severely depress consumer demand, reduce economic output and disrupt travel, business operations and financial markets in many countries (even beyond the site of the natural disaster or epidemic), all of which could adversely affect the Fund’s investment program and the Adviser’s ability to do business.

In addition, terrorist attacks, or the fear of or the precautions taken in anticipation of such attacks, could, directly or indirectly, materially and adversely affect certain industries in which the Fund invests or could affect the countries and regions in which the Fund invests or where the Fund or the Adviser otherwise do business. Other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared) and political turmoil could also have a material adverse impact on the financial condition of industries or countries in which the Fund invests.

Sustainability Risk. A new environmental, social or governance event or condition, if it occurs, could cause an actual or a potential material negative impact on the value of the investments made by the Fund. Such risk is principally linked to climate-related events resulting from climate change (physical risks) or to the society’s response to climate change (transition risks), which may result in unanticipated losses that could affect the Fund’s Investments and financial condition. Social events (e.g., inequality, inclusiveness, labor relations, investment in human capital, accident prevention, changing customer behavior, etc.) or governance shortcomings (e.g., recurrent significant breach of international agreements, bribery issues, product quality and safety, selling practices, etc.) may also translate into sustainability risks.

Sanctions. A Portfolio Fund may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. The Fund will undertake to avoid investing in portfolio companies that are operating in countries subject to sanctions in compliance with applicable U.S. and international sanction regimes. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the United States, the United Kingdom, the European Union, and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’s economy or military efforts. The ongoing conflict and the rapidly evolving measures in response could have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore could adversely affect the performance of a Portfolio Fund. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to the Fund and its Portfolio Funds and operations, and the ability of the Fund to achieve its investment objectives. Similar risks will exist to the extent that any Portfolio Fund, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact Portfolio Companies, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which the Portfolio Funds or their investments.

Global Geopolitical Risk. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner.

On October 7, 2023, Hamas militants and members of other terrorist organizations infiltrated Israel’s southern border from the Gaza Strip and conducted a series of terror attacks on civilian and military targets. The militants launched extensive rocket attacks on the Israeli population and industrial centers located along the Israeli border with the Gaza Strip. Shortly following the attack, Israel’s security cabinet declared war against Hamas. The intensity and duration of Israel’s war against Hamas is difficult to predict, as are the war’s impacts on global geopolitical stability. Any deterioration in credit markets resulting directly or indirectly from the recent attack by Hamas on Israel from the Gaza Strip could limit the Fund’s ability to obtain external financing. As a result, a downturn in the worldwide economy resulting from these global geopolitical conflicts, as well as others that may arise, could have a material adverse effect on the financial condition of the Portfolio Funds and Fund.

Artificial Intelligence and Machine Learning Risks. The emergence of recent technology developments in artificial intelligence and machine learning technology (collectively, “Machine Learning Technology”) could pose risks to the Fund and the Adviser. It is impossible to predict the future risks that may arise from such developments. These risks could arise if the Adviser utilizes Machine Learning Technology in connection with its business activities, including investment activities, or if third-party service providers of or any counterparties or competitors to the Fund, whether or not known to the Adviser, use Machine Learning Technology. Neither the Adviser nor the Fund will be in the position to control the manner in which third-party products are developed or maintained or the manner in which third-party services are provided. Furthermore, the Adviser’s personnel could utilize Machine Learning Technology in contravention of any policies that the Adviser has to prohibit or otherwise restrict the use of Machine Learning Technology.

Use of Machine Learning Technology by any of the parties described in the previous paragraph could include the input of confidential information (including material non-public information) into Machine Learning Technology, resulting in such confidential information becoming part of a dataset that is accessible by other third-party Machine Learning Technology applications and users. This use could be in contravention of confidentiality agreements or the Adviser’s policies. See also “Principal Risk Factors – General Risks Related to Investing in the Fund – Cybersecurity Risk.”

Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the dataset that Machine Learning Technology utilizes to operate. Additionally, certain data in such datasets will inevitably contain a degree of inaccuracies and errors, potentially materially so, and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Machine Learning Technology. To the extent that the Adviser is exposed to the risk of Machine Learning Technology use, any such inaccuracies or errors could have adverse impacts on the Adviser and the Fund.

Cybersecurity Risk. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

Liquidity Risk. The Fund is a closed-end investment company and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s tender offers. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a tender offer.

Inflation/Deflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund and its distributions can decline.

In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s investments.

Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy, and raw materials, and have adversely affected consumer spending, economic growth, and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.

Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Class D Shares, Class I Shares or Class S Shares, and the Fund contemplates that no such market will develop. The Shares are, therefore, not readily marketable. Although the Adviser expects to recommend to the Board that the Fund offer to repurchase Shares from shareholders on a semi-annual basis, no assurances can be given that the Fund will do so. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Mandatory Redemption by Board. The Board may cause the Fund to repurchase Shares from shareholders on an involuntary basis under certain circumstances, including if at any time the total number of Shares held by such shareholder is fewer than an established minimum selected by the Board.

Privacy and Data Security Laws. The Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public personal information about a consumer to non-affiliated third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated third parties. Many states and a number of non-U.S. jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination.

Privacy rules adopted by the U.S. Federal Trade Commission and SEC implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.

The Fund generally does not intend to obtain or hold borrowers’ non-public personal information, and the Fund has implemented procedures designed to prevent the disclosure of borrowers’ non-public personal information to the Fund. However, service providers to the Fund or its direct or indirect fully-owned subsidiaries, including their custodians and the platforms acting as loan servicers for the Fund or its direct or indirect fully-owned subsidiaries, may obtain, hold or process such information. The Fund cannot guarantee the security of non-public personal information in the possession of such a service provider and cannot guarantee that service providers have been and will continue to comply with GLBA, other data security and privacy laws and any other related regulatory requirements. Violations of GLBA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.

Leveraging Risk. The Fund may borrow money in connection with its investment activities (i.e., the Fund may utilize leverage), subject to subject to the limitations of the 1940 Act. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (“Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness) (“Leverage Limitation”). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Investors should consider the various risks of financial leverage. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

Specifically, the Fund may enter into one or more credit facilities, including via one or more subsidiaries of the Fund (collectively, the “Leverage Facility”), to finance the purchase of Investments. The Fund may also obtain a capital call loan facility for short-time borrowings, which will not be included in the Leverage Limitation calculation. Leverage may also be utilized in connection with the ongoing operation and maintenance of the Investments. Any borrowing by a portfolio company, holding vehicle, special purpose vehicle or direct or indirect subsidiary of the Fund that has no recourse to the Fund will not count towards the Leverage Limitation. The Fund may be permitted, under specified conditions and in certain instances, pursuant to SEC exemptive relief, to issue multiple classes of shares, including a class senior to its common stock if the Fund’s asset coverage is at least equal to 200% immediately after each such issuance. There is no assurance that such relief would be granted.

If the Fund enters into a Leverage Facility, the Fund’s interim capital needs may be satisfied through borrowings by the Fund under the Leverage Facility. Any borrowings or guarantees by the Fund under a Leverage Facility may remain outstanding at length, and the interest expense and other fees, costs and expenses of or related to any borrowings or guarantees by the Fund will be Operating Expenses that, accordingly, will decrease net returns of the

Fund. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use financial leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.

Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the 1940 Act. In addition, borrowings by the Fund may be made on a secured basis. The Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Custodian, to redeem the Fund’s investments in underlying Investment Funds without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

Electronic Deliveries. Each shareholder will be deemed to consent to electronic delivery, including via electronic mail or posting to the Fund’s secured website, or through other electronic means of (i) certain Fund documents such as the Declaration of Trust, the Bylaws and any subscription agreement; (ii) any notices or communications required or contemplated to be delivered to shareholders by the Fund, the Adviser, or any of their respective affiliates, pursuant to applicable law or regulation; (iii) certain tax-related information and documents; and (iv) notices, requests, demands, consents or other communications and any financial statements, reports, schedules, certificates or opinions required to be provided to the Fund investors under any agreements.

There are certain risks associated with electronic delivery, including that no party can assure that these communication methods will result in timely receipt by a shareholder, or will be timely relayed by such shareholder’s representatives or advisors, or that such communications are in all cases secure. None of the Fund, the Adviser, the Auditor, the Administrator, the Custodian, the Distributor or any of their respective officers, directors, employees, members or affiliates (or any officer, director, employee or member of such affiliate) will be responsible or liable for any computer viruses, delays, confidential problems or malfunctions resulting from any computer viruses or related problems that may be associated with the use of an internet based system or any communications sent to a shareholder.

Risks Related to the Fund’s Investments

Private Equity Investments. The Fund’s investments may include private equity investments, which involves risks (which are discussed in greater detail below) including but not limited to: (i) business risks, including, among others, changes in the financial condition or prospects of portfolio companies, due diligence risks and operational risks, such as failure of management to execute business plans and objectives; (ii) economic risks, including changes in national or international economic and market conditions; (iii) financial risks, including, without limitation, leverage risks, credit risks and foreign exchange risks; (iv) legal and regulatory risks, including enhanced governmental scrutiny and litigation risks; and (v) risks related to the Fund and the Adviser, including changes to their respective personnel.

Illiquid Portfolio Investments. The Fund and Portfolio Funds may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and the Fund or a Portfolio Fund, as applicable, may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. In addition, certain securities in which the Fund or a Portfolio Fund invests may experience unexpected periods of illiquidity in typically liquid markets for such securities, thus exposing the Fund or the Portfolio Funds, as applicable, to the foregoing risks even if a liquid market previously existed for such securities.

Non-Diversification Risk. The Fund will likely invest a significant portion of its assets in investment vehicles managed by the Core Independent Managers, will likely participate in a limited number of overall Investments, and under normal market conditions will invest at least 80% of its net assets plus any borrowings for investment purposes to SME Investments. As a result, the Fund’s investment portfolio could become highly concentrated, and the performance of a few holdings or of a particular industry, or the timing of the Fund’s Investments, may substantially affect the Fund’s aggregate return. In particular, due to the Fund’s concentration in SME Investments, instability, fluctuations or an overall decline within any of these Investments will likely not be balanced by investments in any other industries not so affected. Furthermore, to the extent that the capital raised is less than the targeted amount, the Fund may invest in even fewer Investments and thus be less diversified. As a non-diversified fund, the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

SME Industries Concentration Risk. The Fund will concentrate its Investments in one or more industries within the SME group of industries and, as such, it may be subject to more risks associated with those industries than if it were more broadly diversified over numerous industries. The SME group of industries are highly competitive and subject to unpredictable consumer interests. Investments in the SME group of industries may also be affected adversely by global pandemics, technological disruptions, changes in government regulations and intellectual property laws. See “Principal Risk Factors — Risks Related to SME Investments.”

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The NAV of the Fund changes based on the performance of the securities in which it invests. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to locate and evaluate the investments to be made by the Fund and to allocate effectively the Fund’s assets among the various investment vehicles in which the Fund invests. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results, or that the due diligence conducted by the Adviser, the Underlying Managers, or third-party consultants will expose all material risks associated with an investment.

There can be no assurance that the Fund or a Portfolio Fund will be presented with an adequate number of new investment opportunities, that the available investments will meet the Fund’s investment criteria, or that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns. No assurance can be given that investment opportunities can be sourced, acquired, financed or disposed of at favorable prices or terms by Portfolio Funds, as this will depend upon events and factors outside the control of the Underlying Managers. Accordingly, no assurance can be given that the Underlying Managers will be able to locate suitable investment opportunities in which to deploy a Portfolio Fund’s capital commitments.

Some of the Portfolio Funds may provide limited information with respect to their operation and performance, thereby limiting the Adviser’s ability to verify initially or on a continuing basis representation made by the Portfolio Funds or the investment strategies being employed. This may result in significant losses to the Fund based on investment strategies and positions employed by the relevant Portfolio Fund or other actions of which the Adviser has limited or no knowledge. The Adviser will generally not have the ability to review or monitor the investments made by any Portfolio Fund, and it is impossible to predict whether any Underlying Manager will engage in fraudulent behavior or otherwise act to the detriment of the Fund.

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Money Market Instruments. The Fund may invest, for defensive or diversification purposes or otherwise, some or all of its assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Fund or the Adviser deems appropriate under the circumstances. Pending allocation of the offering proceeds of this offering and thereafter, from time to time, the

Fund also may invest in these instruments and other investment vehicles. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation (the “FDIC”), and repurchase agreements.

Reliance on the Adviser and Underlying Managers. The Fund relies on the expertise of the Adviser to allocate assets of the Fund to the Underlying Managers, including the Core Independent Managers, and to select and size investments presented to the Fund. There can be no assurance that the Adviser will successfully select or implement strategies to achieve the Fund’s investment objectives. Registration under the Advisers Act does not imply that the Adviser or the Underlying Managers have attained any level of skill or training, nor does it indicate an endorsement by the SEC of the Adviser or the Underlying Managers. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of such investments.

The Fund will also rely on the Underlying Managers’ ability to manage the Portfolio Funds. The Adviser and certain Underlying Managers have a limited number of principals. Loss of one or more principals could have a material adverse impact on the ability of the Fund to continue operations.

Reliance on Diligence Consultants. The Adviser may engage third-party consultants to conduct due diligence on investments to be made by the Fund, including without limitation, the investment vehicles managed by the Core Independent Managers. In conducting its investment due diligence, a third-party consultant may use publicly available information as well as information from their relationships with former and current management teams, consultants, competitors and investment bankers. Such level of due diligence will not reveal all matters and issues, material or otherwise, relating to prospective investments in Portfolio Funds.

A third-party consultant may rate potential investments of the Fund using rating systems that are proprietary to such consultant, and the Adviser cannot ensure the accuracy of such ratings systems or guarantee that investments made by the Fund in reliance on such rating systems will be profitable. As a result, the Adviser’s engagement of, and reliance on, third-party consultants could result in losses to investors in the Fund.

Dynamic Investment Strategy. While the Adviser seeks attractive returns for the Fund primarily through making SME Investments, the Adviser is permitted to pursue additional investment strategies and may modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate.

Fundamental Investment Restrictions. The Fund will be subject to certain fundamental investment restrictions pursuant to the 1940 Act, including but not limited to limitations related to leverage, making loans, purchasing or selling real estate or certain commodities and limitations on concentrating investments in issuers engaged in any single industry (other than SME Investments, in which the Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes).

Correlation Risk. The Fund seeks to produce returns that are less correlated to the broader financial markets over time. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Risks. Repurchases by the Fund of its Shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. There is no guarantee that shareholders will be able to sell the amount of Shares that they wish to tender in connection with a given tender offer. If shareholders tender for repurchase more than the tender offer amount for a given tender offer, the Fund will repurchase the Shares on a pro rata basis, so shareholders may not be able to tender as many Shares as they would like during any tender offer. There is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased, thereby increasing the likelihood that a proration will occur.

Tender offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may increase the Fund’s portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market; and if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investments, the Fund will thereafter hold a larger proportion of its assets in the remaining Investments. This could adversely affect the ability of the Fund to conduct future repurchases. In addition, after giving effect to such dispositions, the remaining Investment may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investments, in that the Fund’s performance may be tied to the performance of fewer Investments and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Portfolio Fund Capacity. There are generally limits on the total amount of capital commitments that may be accepted by any Portfolio Fund, and therefore, limits on the total amount of capital commitments that may be accepted by the Fund. A Portfolio Fund may determine not to accept additional capital commitments, either from the Fund or from any investor, once it has reached a certain level of capital commitments. Subject to legal, tax and other considerations, capital commitments will generally be accepted on a “first in, first accepted” basis. Although the Adviser will endeavor to select Portfolio Funds that it believes have sufficient investment capacity for investment by the Fund, there can be no assurance that the Portfolio Fund that the Adviser targets for investment by the Fund will have sufficient investment capacity under current or future market conditions.

Lack of Control Over Portfolio Funds. The Fund is expected to invest primarily in SME assets indirectly through a group of Portfolio Funds. None of the Portfolio Funds, the Underlying Managers, or any of their respective affiliates is a sponsor or promoter of the Fund, and none of the Portfolio Funds, the Underlying Managers, or any of their respective affiliates is answerable to the Adviser, the Fund, or any shareholder for the accuracy or completeness of this Prospectus. None of the Adviser, the Fund, the Administrator, the Custodian, the Distributor or their respective officers, directors, employees, members or affiliates takes any part in the management of any Portfolio Fund or has any control over any of their strategies or policies. Even though the Portfolio Funds are subject to certain constraints, the Underlying Managers may change aspects of their investment strategies at any time. Consequently, none of the Adviser, the Fund, the Administrator, the Custodian, the Distributor or their respective officers, directors, employees, members or affiliates has any ability to predict the risk exposure level of the Fund’s investment in any unaffiliated Portfolio Fund.

When the Fund invests in a Portfolio Fund, the Fund does not have custody of the assets or control over their investment by the Portfolio Fund. A Portfolio Fund could divert or abscond with the assets, fail to follow agreed upon investment strategies, provide false reports of operations or engage in other misconduct, resulting in losses to the Fund. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

The Adviser may reallocate the Fund’s investments among the Portfolio Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Portfolio Funds, which may prevent the Fund from reacting rapidly to market changes should a Portfolio Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Portfolio Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Portfolio Funds, including financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Portfolio Fund and will not have the ability to exercise any rights attributable to an investor in any such Portfolio Fund related to their investment.

Projections and Third-Party Reports. The Fund generally will establish the capital structure of an investment and the terms and targeted returns of such investment on the basis of financial, macroeconomic and other applicable projections. Projected operating results normally will be based primarily on investment executive judgments or third-party advice and reports. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be achieved, and actual results may vary significantly from the projections. General economic, natural and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections.

Reliability of Valuation. The Fund’s investment in a Portfolio Fund is valued pursuant to the instrument governing such Portfolio Fund. The governing instruments of the Portfolio Funds may provide that any securities or investments that are illiquid, not traded on an exchange or in an established market, or for which no value can be readily determined, are assigned such fair value as the respective Underlying Managers may determine in their judgment based on various factors. Such valuations may not be indicative of what actual fair market value would be in an active, liquid or established market. None of the Fund, the Adviser, the Distributor, the Auditor, the Administrator, the Custodian, or any of their respective officers, directors, employees, members or affiliates will have any ability to test or independently verify any such valuations.

Additionally, valuations reported by Portfolio Funds, upon which the Fund determines the value of its investments, may be subject to later adjustment or revision. For example, valuations may be revised as a result of fiscal year-end audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the valuation of a Portfolio Fund, and therefore of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision.

Litigation and Enforcement Risk. The investment activities and transactional nature of private equity funds may expose the Portfolio Funds, the Underlying Managers, their respective officers, directors, employees, members or affiliates (or any officer, director, employee or member of such affiliate) generally to the risk of third-party litigation. Any such litigation would likely have a negative financial impact on any such parties and, potentially, on the Fund. For instance, the expense of defending against third-party claims, or indemnifying parties with respect to such claims, and paying amounts pursuant to settlements or judgments, may be borne by a Portfolio Fund and reduce such Portfolio Fund’s assets. Similarly, from a regulatory perspective, violations of securities laws in such investment or transactions, or involving the misuse of confidential information, may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized, and for penalties. Investigations and enforcement proceedings relating to a Portfolio Fund having involvement in any such violations may result in the performance records of the Fund being misleading and, furthermore, to losses to which the Fund may be exposed.

If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Multiple Levels of Expense; Divergence of Investment Returns. The Fund, as well as the Portfolio Funds (including Portfolio Funds sponsored by the Core Independent Managers) in which it invests, have costs, expenses and management fees that are borne by the Fund, irrespective of profitability. Factors relating to the Fund, including, but not limited to, the organizational and operating expenses of the Fund, including the Management Fee (collectively, “Fund Expenses”), reserves, and cash management of the Fund, will cause the returns of the Fund to be lower, possibly materially, than the blended returns of its corresponding Portfolio Funds. Fund Expenses include recurring and regular items, as well as extraordinary expenses for which it may be hard to budget or forecast. As a result, the amount of Fund Expenses ultimately borne by shareholders cannot be predicted with any certainty and may exceed expectations. In addition, to the extent the Fund bears any indemnification or other extraordinary expenses, the returns of the Fund will further deviate from the blended returns of the corresponding Portfolio Funds.

The Fund may have the right, to the extent available with respect to the Portfolio Funds and in its discretion, to request exclusion from participation in any proposed Portfolio Fund’s investment that is deemed, in the Fund’s reasonable judgment, reasonably likely to pose a material legal, regulatory, operational, expense or other adverse effect on the Fund, its shareholders, the Adviser or any affiliate thereof. It is not possible to determine whether the Fund that elects to make (and is granted) exclusions will experience more or less favorable performance than an investor in the relevant Portfolio Fund that does not undertake exclusions. However, it is highly likely that the performance of the Fund that undertakes exclusions will deviate materially from the performance of another investor in the relevant Portfolio Fund that does undertake exclusions.

Unspecified Use of Proceeds. Investors will not have an opportunity prior to investing to evaluate any of the Investments to be made by the Fund or the relevant economic, financial and other information regarding such Investments and, accordingly, will be entirely dependent upon the judgment and ability of the Adviser in investing and managing the capital of the Fund.

Affiliated Transaction. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Adviser), principal underwriters and affiliates of those affiliates or underwriters. Under these restrictions, the Fund and any portfolio company that the Fund controls are generally prohibited from knowingly participating in a joint transaction, including co-investments in a portfolio company, with an affiliated person, including any directors or officers of the Fund, the Adviser or any entity controlled or advised by any of them. These restrictions also generally prohibit the Fund’s affiliates, principal underwriters and affiliates of those affiliates or underwriters from knowingly purchasing from or selling to the Fund or any portfolio company controlled by the Fund certain securities or other property and from lending to and borrowing from the Fund or any portfolio company controlled by the Fund monies or other properties. The Fund and its affiliates may be precluded from co-investing in private placements of securities, including in any portfolio companies controlled by the Fund. The Fund, its affiliates, and portfolio companies controlled by the Fund may from time to time engage in certain joint transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain positions promulgated by the SEC and its staff. There can be no assurance that the Fund would be able to satisfy these conditions with respect to any particular transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions or the type of investments that the Fund could make. The Fund intends to apply for exemptive relief from the SEC to allow it to co-invest in certain investment opportunities with certain of its affiliates. However, there can be no assurance that the Fund will obtain such relief. Prior to obtaining exemptive relief, the Fund intends to co-invest with its affiliates only in accordance with existing regulatory guidance.

Failure to Obtain Co-Investment Exemptive Relief. The 1940 Act prohibits the Fund from making certain co-investments alongside affiliates unless it receives an order from the SEC permitting it to do so. The Fund and the Adviser may seek exemptive relief from the provisions of Sections 17(d) of the 1940 Act to co-invest in certain privately negotiated investment transactions with current or future business development companies (“BDCs”), private funds, separate accounts, or registered closed-end funds that are advised by the Adviser or its respective affiliated investment advisors, collectively, the Fund’s “co-investment affiliates,” subject to the satisfaction of certain conditions. There is no assurance that the Fund or the Adviser will receive such exemptive relief, if sought, and if they are not able to obtain the exemptive relief, the Fund will not be permitted to make certain co-investments alongside other clients of the Adviser. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through co-investment opportunities.

Limited Rights of Shareholders. Subject to certain limited rights of the shareholders in the Fund, as set forth in the Declaration of Trust, and certain limitations imposed by applicable law, the Fund has full, exclusive and complete power and discretion, without the need for consent or approval of any shareholder in the Fund, to make all decisions and do all things which it deems necessary or desirable in respect of the Fund. The Fund’s rights are similarly limited with respect to the management of Portfolio Funds.

Investments in Private Entities. The investment portfolios of the Portfolio Funds are expected to consist primarily of securities issued by privately held entities for which no established market exists, and operating results in a specified period will be difficult to predict. Little public information exists about many of these entities, and each Portfolio Fund will be required to rely on its diligence efforts to obtain adequate information to evaluate the potential risks and returns involved in investing in these entities. To determine the estimated value of the Portfolio Fund’s investment in private investments, a Portfolio Fund considers, among other things, information provided by the private investments, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Portfolio Fund’s ability to value accurately the Portfolio Fund’s investments.

This risk is heightened due to the closely-held nature of professional sports teams and confidentiality rules imposed on such teams by their governing leagues. Additionally, in the case of investments by a Portfolio Fund in start-up sports ventures, such as new expansion franchises, there will be no operating history for the underlying franchise. Incomplete or inaccurate information could impact both initial and ultimate valuations of such Portfolio Fund’s investments. Therefore, the risk that a Portfolio Fund has the potential to invest on the basis of incomplete or inaccurate information can adversely affect the Portfolio Fund’s and the Fund’s investment performance. The uncertainty regarding information about the Fund’s prospective investments involves a high degree of business and financial risk and subjects the Fund to greater risk than investments in publicly-traded companies. Such investments can result in substantial losses.

Investments in Undervalued Assets. The Portfolio Funds may invest in assets that the Underlying Manager believes to be undervalued. The identification of investment opportunities in undervalued assets is a difficult task, and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued assets offer the opportunity for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial or complete losses. It is possible that a Portfolio Fund will be required to hold such assets for a substantial period of time before realizing their anticipated value, and there is no assurance that the value of the assets will not decline during such time, which may result in losses for the Fund.

Corporate Bonds Risk. The Fund may have exposure to corporate bonds. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

High Yield and Unrated Securities Risk. The Fund and Portfolio Funds may invest in securities rated less than investment grade that are sometimes referred to as high yield or “junk.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. High yield securities present greater risk than securities of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these securities.

Investments in Mezzanine Debt. The Fund and Portfolio Funds may invest in mezzanine debt, which generally will be unrated or have ratings or implied or imputed ratings below investment grade. Mezzanine debt or securities are generally unsecured and/or subordinated to other obligations of an issuer, and tend to have greater credit and liquidity risk than that typically associated with investment grade corporate obligations or with obligations that are senior and secured. The risks associated with mezzanine debt or equity investments include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions may adversely affect the obligor’s ability to pay principal and interest on its debt. Many obligors on mezzanine debt or equity investments are highly leveraged. As such, specific developments affecting such obligors, such as reduced cash flow from operations or the inability to refinance debt at maturity, may also adversely affect such obligors’ ability to meet debt service obligations. Mezzanine debt or equity instruments are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated.

Default rates for mezzanine debt have historically been higher than such rates for investment grade securities. If the Fund or a Portfolio Fund make an investment that is not secured by collateral and if the issuer in question does not successfully reorganize, the Fund or such Portfolio Fund will have no assurance (as compared to those distressed securities investors that acquire only fully collateralized positions) that it will recover any of the principal that it has invested. While junior, unsecured, equity or quasi-equity investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking more senior to such investments and may benefit from cross-default provisions and security over an issuer’s assets, some or all of such terms may not be part of the particular investments. Moreover, the ability of the Fund or a Portfolio Fund to influence an issuer’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under typical subordination terms, senior creditors are able to block the acceleration of the junior debt or the exercise by junior debt holders of other rights they may have as creditors. Accordingly, the Fund and such Portfolio Fund may not be able to take steps to protect its investments in a timely manner or at all, and there can be no assurance that the return objectives of the Fund or Portfolio Fund will be achieved. In addition, the debt securities in which the Fund may invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity, and are not expected to be rated by a credit rating agency.

Investments in Junior Securities. The securities in which the Fund and Portfolio Funds invest may be among the most junior in a portfolio investment’s capital structure and, thus, subject to the greatest risk of loss. Generally, there will be no collateral to protect such investments once made.

Direct Lending Investments. The Fund may originate debt to private SME companies in accordance with its investment objective, investment strategies, fundamental investment restrictions and the limitations of the 1940 Act, including but not limited to Section 17 thereof. In originating such loans, the Fund will compete with a broad spectrum of lenders, some of which may have greater financial resources than the Fund or may be willing to provide capital on better terms (from a borrower’s standpoint) than the Fund. The increased competition for, or a diminution in the available supply of, qualifying loans may result in lower yields on such loans, which could reduce returns to the Fund. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies, particularly companies experiencing significant business and financial difficulties, is high. There can be no assurance that the Adviser will correctly evaluate the value of the assets collateralizing these loans or the prospects for successful repayment or a successful reorganization or similar action.

Loan origination involves a number of particular risks that may not exist in the case of secondary debt purchases. The Fund may have to rely more on its own resources to conduct due diligence of the borrower. As a result, the diligence is likely to be more limited than the diligence conducted for a broadly syndicated transaction involving an underwriter. Loan origination may also involve additional regulatory risks given licensing requirements for certain types of lending in some jurisdictions. The Adviser will attempt to ensure that the Fund’s investments are compliant with such regulations by reviewing and taking advice on loan origination regulations in each relevant country. However, the scope of these regulatory requirements (and certain permitted exemptions) may vary from jurisdiction to jurisdiction and may change from time to time.

There are also specific risks associated with originating loans to private and middle-market companies that may not exist in the case of large or publicly traded companies. Private and middle-market companies may have limited financial resources and limited access to capital. These limitations may increase the risk of their defaulting on their obligations, leaving creditors, such as the Fund, dependent on guarantees or collateral that they may have obtained. Further, these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which may render such companies more vulnerable to competition, market conditions and general economic downturns. There may also be less publicly available information about these companies as compared to public companies. Additionally, middle-market companies are more likely to depend on the management efforts of a small group of persons. As a result, the death, disability, resignation or termination of one or more of these persons in a given company could have a materially adverse impact on such company’s ability to meet its obligations. Further, these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit the companies’ ability to grow or to repay their outstanding indebtedness upon maturity.

In determining whether to originate a loan, the Adviser considers, among other things, the seniority of its position in the capital structure, the various potential methods of repayment from any underlying collateral, the loan to value ratio and expected duration of the opportunity, and the expected overall projected multiple of invested capital and internal rate of return. The Adviser will analyze the appropriateness of each loan by considering various factors, including but not limited to collateral quality, credit support, structure, market conditions, geographic concentration, interest rate and pre-payment risk before an investment is approved. The Fund does not expect to be involved in the servicing of the loans it originates.

Investments in Distressed/Defaulted Securities. The Fund and a Portfolio Fund may invest in the securities of companies involved in bankruptcy proceedings, reorganizations and/or financial restructurings, and that are facing pending covenant violations or significant debt maturities, and may have a more active participation in the affairs of such issuers than is generally assumed by an investor. Such investments could, in certain circumstances, subject the Fund and such Portfolio Fund to certain additional potential liabilities, which may exceed the value of the original investments therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. Furthermore, such investments could also subject the Fund and Portfolio Fund to litigation risks or prevent the Fund or Portfolio Fund from disposing of securities. In any reorganization or liquidation proceeding relating to an investment, the Fund and such Portfolio Fund may lose its entire investment, may be required to accept cash or securities with a value less than the original investment and/or may be required to accept payment over an extended period of time. In addition, under certain circumstances, payments to the Fund and Portfolio Fund and distributions by the Fund to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws. In a bankruptcy or other proceeding, the Fund and such Portfolio Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged or disallowed, and its claims may be subordinated to the claims of other creditors.

The market for distressed securities is expected to be less liquid than the market for securities of companies that are not distressed. A substantial length of time may be required to liquidate such securities. Furthermore, at times, a major portion of an issue of distressed securities may be held by relatively few investors, and the market may be limited to a narrow range of potential counterparties such as institutions and investment banks. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when the Adviser believes it advisable to do so or may only be able to sell such securities at a loss. The Fund may also find it more difficult to determine the fair market value of distressed securities for purposes of Fund compliance. In some cases, the Fund may be prohibited by contract from selling its investments for a period of time.

Minority Investments. The Portfolio Funds may invest in minority, non-controlling positions of organizations and in organizations over which the Portfolio Funds have no right to exert significant influence. As is the case with minority holdings in general, such minority stakes that the Portfolio Funds may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. In holding non-controlling interests, the Portfolio Funds will have a limited ability to create additional value in the entities in which it invests by effecting changes in the strategy and operations of these entities or to protect its positions in such entities. Furthermore, the other owners (including control owners) of such portfolio investments or investment funds may have economic or business interests, investment or operational goals, tax strategies or other considerations that differ from or are inconsistent with those of the Portfolio Funds. Such third parties may be in a position to take action contrary to a Portfolio Fund’s business, tax or other interests, and there can be no guarantee that such Portfolio Fund will be in a position to limit such contrary actions or otherwise protect the value of its investments. Where a Portfolio Fund holds a minority stake, it may be more difficult for such Portfolio Fund to liquidate its interests than it would be had such Portfolio Fund owned a controlling interest in a portfolio investment. There can be no assurance that the Portfolio Funds will be able to control the timing or occurrence of an exit strategy in a manner that maximizes or protects value.

Real Estate Exposure. The Fund’s investments may indirectly expose the Fund to risks associated with real estate assets. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of the Fund’s real estate related investments. The performance and value of its investments once acquired depends upon many factors beyond the Fund’s control. The ultimate performance and value of the Fund’s investments is subject to the varying degrees of risk generally incident to the ownership and operation of the properties which collateralize or support its investments. The ultimate performance and value of the Fund’s investments depends upon, in large part, the property owner’s ability to operate the property so that it produces sufficient cash flows necessary either to pay the interest and principal due to the Fund on its investments. Revenues and cash flows may be adversely affected by a number of factors, including:

●	changes in national economic conditions;

●	casualty or condemnation losses;

●	regulatory limitations on rents;

●	acts of war or terrorism, including the consequences of terrorist attacks;
●	decreases in property values;

●	discovery of undisclosed environmental conditions;

●	changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics;

●	competition from other properties offering the same or similar services;

●	changes in interest rates and in the state of the debt and equity capital markets;

●	increases in the rate of inflation generally as well as those specifically relating to real estate related services;

●	the ongoing need for capital improvements, particularly in older building structures;

●	changes in real estate tax rates and other operating expenses, which may be increased substantially as a result of regulatory-related compliance costs and higher local tax rates imposed by states and municipalities as a consequence of budget deficits;

●	adverse changes in governmental rules and fiscal policies, civil unrest, acts of God, including floods, earthquakes, hurricanes and other natural disasters, acts of war or terrorism, pandemic outbreaks, which may decrease the availability of or increase the cost of insurance or result in uninsured losses;

●	the availability and timely receipt of regulatory approvals;

●	the cost and timely completion of construction (including risks beyond the control of the Fund, such as weather or labor conditions or material shortages);

●	the availability of both construction and permanent financing on favorable terms;

●	the impact of present or future environmental legislation and compliance with environmental laws;

●	the impact of environmental claims arising in respect of properties with undisclosed or unknown environmental problems or as to which inadequate reserves had been established;

●	natural disasters;

●	energy prices;

●	increased mortgage defaults;

●	the impact of lawsuits which could cause the Fund to incur significant legal expenses and divert management’s time and attention from the day-to-day operations of the Fund; and

●	other factors that are beyond the Fund’s control and the control of the property owners.

In the event that any of the properties underlying the Fund’s investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments would be negatively impacted. In addition, decreases in property values reduce the value of the collateral and the potential proceeds available to a borrower to repay the underlying loan or loans, as the case may be, which could also cause the Fund to suffer losses and the business, financial condition, liquidity and results of operations could be materially and adversely affected. There can be no assurance that current market conditions may not deteriorate during the life of the Fund, which could have a materially adverse effect on the assets of the Fund. Actual or perceived trends in real estate markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.

Ownership Restrictions in Securities of Other Investment Companies. Under the 1940 Act, and subject to the Fund’s own limitations, if any, the Fund’s investment in securities issued by other investment companies, subject to certain exceptions, currently is limited to: (1) 3% of the total voting stock of any one investment company; (2) 5% of the Fund’s total assets with respect to any one investment company; and (3) 10% of the Fund’s total assets in the aggregate (such limits do not apply to investments in money market funds). Exemptions in the 1940 Act or the rules thereunder may allow the Fund to invest in another investment company in excess of these limits. In particular, Rule 12d1-4 under the 1940 Act allows the Fund to acquire the securities of another investment company, including exchange-traded funds, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions on the Fund and the Adviser, including limits on control and voting of acquired funds’ shares, evaluations and findings by the Adviser and limits on most three-tier fund structures.

Investments in Non-Voting Securities. The Fund may need to hold its interest in a Portfolio Fund in non-voting form or limit its voting rights to less than 5% (the “5% limitation”). This limitation on voting rights is intended to ensure that a Portfolio Fund is not deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may potentially impose limits on transactions with the Portfolio Funds both by the Fund and other clients of the Adviser. There are, however, other statutory tests of affiliation (such as on the basis of control), and a Portfolio Fund may be deemed an “affiliated person” of the Fund notwithstanding these limitations. If this were the case, transactions between the Fund and a Portfolio Fund could potentially be subject to the prohibitions of the 1940 Act if an appropriate exemption were not available.

In order to comply with this 5% limitation, the Fund may, at the time of investment, elect to invest in a class of a Portfolio Fund’s non-voting securities (if such a class is available) or enter into a contractual arrangement under which the Fund irrevocably waives all voting rights associated with the investment or those that would exceed the 5% limitation. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. Other investment funds or accounts managed by the Adviser also may waive voting rights in a particular Portfolio Fund. Determinations of whether the Fund will waive its voting rights are made by the Adviser as part of the investment process. When deciding to waive voting rights, the Adviser considers only the interests of the Fund and not the interests of the Adviser or those of its other clients.

As a general matter, unlike public corporations or registered investment companies, the Portfolio Funds in which the Fund will invest provide their investors with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of Portfolio Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a Portfolio Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its investors from investing in non-voting securities.

Follow-on Investments. The Fund may be called upon to provide additional funds to Portfolio Funds. No assurance can be made that any follow-on investment made by the Fund will be profitable to the Fund. The Fund has discretion to make follow-on investments, subject to the availability of capital resources. Any decision by the Fund not to make a follow-on investment or its inability to make such investments may jeopardize the continued viability of an underlying portfolio company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Adviser may elect not to make a follow-on investment because the Adviser may not want to increase the Fund’s level of risk or because the Adviser prefers other opportunities for the Fund.

Investments in Non-U.S. Markets. The Portfolio Funds may invest in Portfolio Companies headquartered and operating principally or primarily located outside the United States. Such investments may involve certain country-specific risks not otherwise present in domestic investments, including: (i) currency exchange matters, including fluctuations in foreign exchange rates and the costs associated with conversion of investment principal and income from one currency to another; (ii) differences between the U.S. and non-U.S. real estate markets and securities markets, including potential price volatility in, and relative illiquidity of, some non-U.S. securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the need for significant government approvals under corporate, securities, exchange controls, non-U.S. investment and other similar laws and regulations; (iii) certain economic and political risks, including potential exchange control regulations, potential restrictions on foreign investment and repatriation of capital and the risks associated with political, economic and social instability; (iv) the possible imposition of filing requirements and/or non-U.S.

taxes on income and gains recognized, gross proceeds, or other amounts with respect to such investments or securities; and (v) the financing and structuring of alternative investments or products and exit strategies that differ substantially from those commonly used in the United States.

Foreign Currency Risk. Changes in foreign currency exchange rates may affect the value of instruments held by the Portfolio Funds and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and, therefore, may affect the value of instruments denominated in such currencies, which means that the Portfolio Funds’ NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Portfolio Funds may, but are not required to, elect for the Portfolio Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. The Portfolio Funds may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Foreign (Non-U.S.) Securities Risk. The Portfolio Funds may invest in foreign securities, which have investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect a Portfolio Fund with investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.

Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in that country. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent the Fund invests in emerging market securities that are economically tied to a particular region, country or group of countries, the Fund may be more sensitive to adverse political or social events affecting that region, country or group of countries. Economic, business, political, or social instability may affect emerging market securities differently, and often more severely, than developed market securities.

Investments in Less Established Companies. To the extent that the Fund or any Portfolio Fund invests in the securities of entities which are less established companies or early-stage companies, such investments may involve greater risks than generally are associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund or any Portfolio Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and, therefore, often are more vulnerable to financial failure, the risk of which is currently heightened given present market conditions. Such companies tend to have shorter operating histories by which to judge performance. Start-up enterprises in the communications and related industries may not have significant or any operating revenues, and any such investment should be considered highly speculative and may result in the loss of the Fund’s entire investment therein. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Debt Securities Risk. The Fund and Portfolio Funds may invest in debt securities (also known as “fixed income securities”) including bonds, notes and debentures issued by U.S. and foreign corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Debt securities are generally subject to the risks described below and further herein:

Issuer Risk. Specific securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held by the Fund and Portfolio Funds may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Interest Rate Risk. The debt securities that the Fund and Portfolio Funds may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund or Portfolio Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally.

Prepayment risk. During periods of declining interest rates, borrowers may prepay principal. This may force the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Reinvestment risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate.

Duration and maturity risk. The Fund may seek to adjust the duration or maturity of its investments in debt securities based on its assessment of current and projected market conditions. The Fund may incur costs in seeking to adjust the average duration or maturity of its portfolio of debt securities. There can be no assurances that the Fund’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful.

Special Tax Risks. The Fund intends to satisfy the requirements each taxable year necessary to qualify as an RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Portfolio Funds in which the Fund is invested.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an investment only at certain times specified by the governing documents of each respective investment. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an investment referred to above may limit utilization of this cure period. As a result, compliance with the RIC requirements may hinder the Fund’s ability to operate solely on the basis of profit maximization and may require the Fund to liquidate investments from its portfolio, or refrain from making, otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution.

Even if the Fund qualifies for taxation as a RIC, it may be subject to certain U.S. federal, state and local taxes on its income and assets, including taxes on any undistributed income or property. Any of these taxes would decrease cash available for distribution. For instance:

●	To the extent that the Fund satisfies the distribution requirement but distributes less than 100% of its RIC “investment company taxable income,” it would be subject to U.S. federal corporate income tax on the undistributed income.

●	The Fund will be subject to a 4% nondeductible excise tax on the amount, if any, by which distributions it pays in any calendar year are less than the sum of (i) 98% of its ordinary taxable income (taking into account certain deferrals and elections) for the calendar year, (ii) 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (iii) any ordinary income and capital gains for previous years that were not distributed during those years.

●	The Fund may be subject to state or local income, property and transfer taxes, such as mortgage recording taxes.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. The Fund might be required to borrow or liquidate some of its investments in order to pay the applicable tax. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s shares and the amount of the Fund’s distributions.

For more discussions on tax impact on the Fund, see “U.S. Federal Income Tax Matters”.

Risks Related to the Use of Blocker Entities. The Fund utilizes intermediary entities, commonly known as “blocker corporations,” to facilitate investments and ensure compliance with the income requirements necessary for the Fund to qualify as an RIC. While these structures aim to protect investors from direct tax liabilities, the blocker entities are subject to corporate-level taxation. Consequently, taxation at the blocker level may reduce the overall returns of the Fund.

Material Nonpublic Information. The Fund and the Adviser may acquire confidential or material nonpublic information or be restricted from initiating transactions relating to certain securities, although internal structures are in place to prevent such exchanges of information. No such party will be free to divulge, or to act upon, any such confidential or material nonpublic information.

Risks Related to SME Investments

Uncertainty of Sports League Approvals and Potential Investment Barriers. Investments in sports-related opportunities are subject to approvals by governing sports leagues, which have broad discretion in permitting or restricting ownership. There is no assurance that necessary approvals will be granted or maintained. Additionally, sports leagues may change their rules regarding who can invest or impose new barriers to entry, which could adversely impact the Fund or Portfolio Funds’ ability to make or retain investments in this sector.

Impact of Professional Sports League Governance. Professional sports leagues in which some of the Portfolio Funds’ anticipated portfolio investments participate have their own set of governance rules, which are likely to impose operational or other restrictions on such Portfolio Funds’ portfolio investments. Such professional sports league rules are dynamic and subject to change without a Portfolio Fund’s consent or approval. In connection with seeking to execute such a Portfolio Fund’s investment strategy, the Underlying Manager may enter into agreements with one or more professional sports leagues that could potentially have the effect of impacting such Portfolio Fund and certain of its portfolio investments and affecting the Underlying Manager’s determinations with respect to such Portfolio Fund. Among other things, such agreements could potentially subject the Underlying Manager and the Portfolio Fund to compliance with certain professional sports league rules (including rules that have the potential to restrict the Portfolio Fund’s operation, such as the Portfolio Fund’s ability to incur indebtedness or make distributions in kind) and may grant certain consent rights to professional sports leagues, including over the Portfolio

Fund’s ability to make or exit from certain investments (including controlling how and to whom a portfolio investment may be sold) and the Underlying Manager’s ability to consent to amendments to the Portfolio Fund’s operating agreement and to transfers of limited partners interests. In certain situations, the Portfolio Fund could be required by a professional sports league to divest or otherwise transfer one or more of its portfolio investments (including, in addition to investments in professional sports franchises, other investments that are viewed by a professional sports league to violate such league’s rules). For example, with respect to portfolio investments in NBA franchises, specifically, (i) if any limited partner of a Portfolio Fund violates a rule of the National Basketball Association (the “NBA”), the NBA can require such Portfolio Fund to sell any NBA franchise portfolio investment, and in such a case, the NBA can sell such investment(s) on the Portfolio Fund’s behalf, on any terms of the NBA’s choosing (including with respect to price) and (ii) to the extent the Fund holds a portfolio investment that is not an NBA franchise and such portfolio investment acquires a subsidiary that the NBA objects to, the NBA can require the Portfolio Fund to sell its interest in such portfolio investment. Moreover, professional sports leagues often otherwise assert control over certain matters that may affect one or more portfolio investments, such as telecast rights, licensing rights, the length and format of the playing season, the operating territories of member teams, admission of new members, franchise relocations, labor relations with players associations, collective bargaining, free agency, and luxury taxes and revenue sharing. In addition, sports leagues are generally expected to impose certain restrictions on the ability of team owners to undertake some types of transactions in respect of teams, including changes in ownership, relocation and certain types of financing transactions or other liquidity options. League governing documents and team agreements with the leagues will likely also purport to limit the manner in which a portfolio investment is permitted to challenge decisions and actions by a league commissioner or the league itself. It is also possible that league rules, or the interpretation thereof, will likely change without the Portfolio Fund’s consent or approval, and any such change could be unfavorable to the Portfolio Fund. Professional sports leagues could also require a Portfolio Fund to be jointly and severally liable with a franchise in which the Portfolio Fund invests for obligations imposed by such relevant professional sports league on such franchise and/or for representations and warranties made by other investors in such franchise to such professional sports league.

In certain cases, the aforementioned matters could impair the Underlying Managers or any of their portfolio investment’s ability to proceed with a transaction or other course of action that is in its respective best interest if such transaction or course of action is prohibited by applicable league rules or if required league approval or consent cannot be obtained in a timely manner or at all, which may materially negatively affect such Portfolio Fund and/or one or more of its portfolio investments.

Collective Bargaining. Professional sports leagues have a history of player and referee unionization, and it is expected that most, if not all, professional sports leagues that certain of the Portfolio Fund intend to make investments in (including, through its direct or indirect ownership of one or more professional sports franchises) will have a fully or partially unionized workforce or employees who are covered by a collective bargaining agreement, which could subject any such portfolio investment’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, a portfolio investment’s operations and profitability could suffer if the applicable professional sports league experiences labor relations problems. Upon the expiration of a professional sports league’s collective bargaining agreements, there is no guarantee that such league will be able to negotiate new collective bargaining agreements on terms favorable to it, and its business operations and the operations of one or more of a Portfolio Fund’s investments in such professional sports league may be interrupted as a result of labor disputes or difficulties and delays in the process of renegotiating its collective bargaining agreements. Any such interruption could have a material adverse effect on the business, results of operations and financial conditions of such portfolio investments. Moreover, in certain cases, multiple portfolio investments may be negatively impacted by related labor relations issues (e.g., in the case of a league-wide work stoppage or lockout, of which there is historical precedent). Any such problems additionally have the potential to bring scrutiny and attention to the Fund itself, which could adversely affect a Portfolio Fund’s ability to implement its investment objectives.

Geopolitical, Currency, and Regulatory Risks of International Investments. The Fund’s direct or indirect investments in international sports leagues expose it to geopolitical, currency and regulatory risks. League rules, political instability, government intervention, evolving tax laws, and regulatory changes may negatively impact operations, valuations, and exit opportunities. Additionally, currency volatility could materially affect asset valuations and overall returns. These risks can adversely impact the Fund’s performance and its ability to realize gains from international investments.

Uncertain Consumer Demand. The Fund’s strategy includes direct or indirect investments in SME opportunities - industries that are highly competitive and subject to unpredictable consumer interests. The ability of companies in these sectors to succeed depends on numerous factors, including the availability of creative ideas, talent, and projects that can be developed, produced, acquired, marketed or distributed successfully. Each creative work—whether films, TV shows, sports broadcasts, or live events—represents an individual project whose commercial success is inherently uncertain and primarily determined by consumer appeal and market reception.

The live entertainment industry, including sports and related events, is particularly sensitive to changing public interests and societal trends. Companies must accurately anticipate consumer interests to attract audiences, and any failure to do so may lead to underperformance, affecting attendance numbers and associated revenue. Their success also ties closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace. Furthermore, the success of media content is influenced by critical reviews, accolades, and audience reception, all of which drive viewership and revenue. If a project fails to connect with its intended audience, it may experience reduced performance, which can impact broadcasting rights valuations and diminish royalty income for the Fund.

There can be no assurance that audiences for media, sports, and live entertainment content across different geographies and revenue streams will remain constant or grow. Given the volatile and hit-or-miss nature of entertainment projects, the performance of the SME Investments is subject to significant risk and uncertainty, potentially impacting returns in the event of audience disinterest, changing trends, or broader economic downturns affecting the industry.

Media and Broadcasting Shifts. The media landscape is undergoing significant structural changes, driven by stresses on legacy media companies and regional sports networks (“RSN”), as well as ongoing consolidation among major media players. This evolving environment presents substantial risks to the Fund’s SME Investments, particularly those that rely on revenue from media rights agreements. The financial instability of key partners in the RSN space, challenges faced by traditional broadcast and cable networks, and potential failures of consolidation efforts could lead to unpredictable disruptions in media rights deals, potentially affecting both pricing and availability. Furthermore, the uncertain regulatory landscape and shifts in consumer preferences towards direct-to-consumer streaming services may amplify the instability in media contracts. As such, there is a risk that anticipated revenues from media rights may not materialize or may be subject to unfavorable renegotiation, which could negatively impact the Fund’s performance.

Technological Disruption and Uncertain Impact. The rapid evolution of technology in the SME industry presents a significant risk to the Fund. Traditional distribution channels are being disrupted by the proliferation of digital streaming platforms and the shift towards direct-to-consumer (“DTC”) models. These technological changes have introduced new competitors and altered the economics of content distribution, with established players struggling to adapt and new entrants competing aggressively for market share. The success of investments in these digital initiatives is highly uncertain—there is no guarantee that these digital streaming platforms or DTC strategies will achieve profitability or that they will capture a sustainable share of the evolving media landscape. Moreover, shifts in consumer preferences, increased competition, and rapid technological changes could result in certain platforms failing altogether, leading to losses on related investments. The ultimate beneficiaries of this technological disruption remain unclear, and the Fund’s direct or indirect investments in these areas may not perform as expected, potentially leading to underperformance or capital loss.

Risk of Tax Law Changes. Changes to tax laws may negatively impact the valuation and profitability of sports franchise investments. Current tax benefits, such as goodwill amortization, deductions for player salaries and stadium expenses, and pass-through tax structures, enhance cash flow and valuations. However, legislative or regulatory changes—such as limiting goodwill amortization, restricting deductions, or increasing capital gains taxes—could reduce profitability, lower franchise valuations, and extend investment holding periods. Any such changes could materially impact the Fund’s returns and investment strategy, and we cannot predict the likelihood or timing of future tax law revisions.

Risks Related to Investing in the Entertainment Industry. Entertainment companies may be impacted by high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry, and entertainment products may face a risk of rapid obsolescence. Entertainment companies are subject to risks that include cyclicality of revenues and earnings, changing tastes and topical interests, and decreases in the discretionary income of their targeted consumers. Sales of content through physical formats and traditional content delivery services may be displaced by new content delivery mechanisms, such as streaming technology, and it is possible that such new content delivery mechanisms may themselves become obsolete over time. The entertainment industry is regulated, and changes to rules regarding advertising and the content produced by entertainment companies can increase overall production and distribution costs. Companies in the entertainment industry have at times faced increased regulatory pressure which has delayed or prohibited the release of entertainment content.

Risk of Future Global Pandemics. The Fund faces significant risks related to global pandemics, which can severely impact the SME group of industries. Pandemics can lead to widespread cancellations and postponements of sports games, concerts, and other live events, resulting in substantial revenue losses for these industries. The inability to hold live events not only affects ticket sales and on-site revenue but also disrupts associated media rights and sponsorship deals. Additionally, prolonged periods of event cancellations can erode consumer confidence and alter long-term consumption patterns, potentially leading to decreased future demand. While we strive to mitigate these risks through strategic diversification and flexible investment approaches, the inherent uncertainty and potential for significant operational disruptions due to global pandemics remain a material risk factor for the Fund.

Royalties. The Portfolio Funds may make portfolio investments in royalties related to SME. Intellectual property laws are important in underpinning the value and potential revenue of such investments. Such laws vary across sectors, and there can be no guarantee that such laws will not be changed, amended or rescinded in a way that negatively affects the portfolio investments of the Portfolio Funds. In the entertainment sector, the protection and duration of copyrights are essential. Copyrights are generally valid for the life of the creator plus an additional 50 to 70 years, depending on the jurisdiction. As these protections near expiration, the content transitions to the public domain, and its ability to generate revenue ceases. Changes in legislation that modify copyright duration or enforcement can significantly impact a Portfolio Fund’s financial outcomes with respect to such investments. In addition, investments by Portfolio Funds in brand royalties depend on the strength of trademarks and patents, which secure exclusive market rights for distinctive names, logos, designs, and innovations. Vulnerabilities arise if these intellectual property rights are infringed upon, used without authorization, legally challenged, or invalidated in court. These incidents not only threaten revenue but also lead to expensive legal defenses necessary to maintain the intellectual property rights. Further, royalty investments are substantially reliant on licensing agreements. These agreements may grant the Portfolio Fund or its portfolio investments the right to receive royalty payments from brand owners, creators, or operators in exchange for the authorized use of specific intellectual properties. The continuity and profitability of these income streams hinge significantly on the durability and enforceability of such licensing agreements. There is an inherent risk that during renegotiation phases, these contracts may not be renewed under terms as favorable as the original, or they might be terminated prematurely. Such occurrences can disrupt or reduce the future royalty payments expected by the Portfolio Fund making such investments.

Acquisition of Equity In Existing Royalty Companies. Investing in equity of existing royalty companies exposes the Portfolio Funds to inherent risks associated with equity ownership. These risks may include exposure to stock market volatility, which can significantly affect the value of the equity regardless of the target company’s performance. Additionally, a Portfolio Fund assumes company-specific operational risks, which encompass potential challenges related to the royalty company’s operational efficiency, competitive position, and overall financial health. The Portfolio Funds’ investments are also subject to the quality of the relevant target royalty company’s management and their strategic decisions, which can impact the company’s profitability and the Portfolio Fund’s expected returns. Such exposure to the managerial decisions and performance of the royalty company means that the success of such investments by the Portfolio Fund will be affected by the royalty company’s governance and strategic direction.

Regulatory and Copyright Issues. The SME industry is subject to a complex and evolving regulatory environment, encompassing varied copyright, legal, and distribution laws across different jurisdictions. Companies in this sector must navigate diverse intellectual property (“IP”) regulations that protect copyrights, trademarks, and patents, which may differ significantly by region. Changes or inconsistencies in IP laws, challenges in enforcing rights, or disputes over copyright infringement can create substantial legal risks and potential liabilities. Additionally, compliance with diverse content distribution regulations in various countries can be burdensome and costly, potentially limiting the scope of content delivery or resulting in penalties. These regulatory complexities could adversely impact the Fund.

Certain Additional Risks Relating to Investments In Portfolio Funds

Investments in the Portfolio Funds Generally; Dependence on the Underlying Managers. Because the Fund invests in Portfolio Funds, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Underlying Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Underlying Managers are described under “—Risks Related to the Fund’s Investments” and “—Risks Related to SME Investments” above. The success of the Fund depends upon the ability of the Underlying Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Underlying Managers, or the terms of any such investments. In addition, the Underlying Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Underlying Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds are Not Registered. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Underlying Managers may not be registered as investment advisers under the Advisers Act. As an investor in the Portfolio Funds managed by Underlying Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Underlying Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an Underlying Manager to its own use. There can be no assurance that the Underlying Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Underlying Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds are Generally Non-Diversified. While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Portfolio Funds’ Securities are Generally Illiquid. The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Portfolio Fund Operations Not Transparent. The Adviser does not control the investments or operations of the Portfolio Funds. An Underlying Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Underlying Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund Investments will not be fraudulent, inaccurate or incomplete.

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Underlying Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Managers. In this regard, an Underlying Manager may face a conflict of interest in valuing the securities, as their value may affect the Underlying Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. No assurance can be given regarding the valuation methods or the sufficiency of inputs utilized by Underlying Managers.

An Underlying Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Underlying Manager’s valuations of such interests could remain subject to such fraud or error, and the Valuation Designee may determine to discount the value of the interests or value them at zero. Shareholders should be aware that situations involving uncertainties as to the valuations by Underlying Managers could have a material adverse effect on the Fund if the Underlying Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund which did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, an Underlying Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its shareholders, even if the overall performance of the Fund is negative. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability to Vote. To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium or Offsetting Investments. The Underlying Managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Underlying Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Underlying Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Underlying Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Underlying Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations on Ability to Invest in Portfolio Funds. Certain Underlying Managers’ investment approaches can accommodate only a certain amount of capital. Underlying Managers typically endeavor not to undertake to manage more capital than such Underlying Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Underlying Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Underlying Manager. Further, continued sales of Shares would dilute the indirect participation of existing shareholders with such Underlying Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Rule 18f-4 under the 1940 Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as capital commitments to Portfolio Funds. Under Rule 18f-4, the Fund may enter into an unfunded commitment agreement, notwithstanding the asset coverage requirements of Section 18 of the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due.

Indemnification of Portfolio Funds and Underlying Managers. The Fund may agree to indemnify certain of the Portfolio Funds and the Underlying Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Risks Specific to Secondary Investments

General Risks of Secondary Investments. The overall performance of the Fund’s secondary investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. The market for investments in secondary investments is inefficient and highly illiquid, and no efficient market is expected to develop during the term of the Fund. Moreover, the market for investments in secondary investments has been evolving and is likely to continue to evolve, covering a broader spectrum of investments beyond traditional private equity secondary investments, including those with similarly underwritten risk and return profiles. The Fund expects to make investments on an opportunistic basis primarily but not exclusively from existing investors in the Portfolio Funds. In particular, the Fund expects to target purchases of interests in the Portfolio Funds from institutional and other investors, who may be less motivated to sell interests in the Portfolio Funds during periods when the performance of such Portfolio Funds is volatile. Also, because the market may evolve, the Fund may require expertise from the Adviser that may not be evidenced by the Adviser’s past track record of performance as much as it is for traditional private equity investments. There can be no assurance that the Fund will be successful in consummating the types of transactions contemplated, that it will otherwise be able to identify sufficient secondary investment opportunities or other opportunities consistent with its investment objectives, that it will acquire sufficient secondary investments or other investments on attractive terms, or that it will otherwise be successful in implementing its investment objectives or avoiding losses (up to and including the loss of the entire amount invested). Further, although the Adviser has identified successful investments in the past, there can be no assurance that it will continue to do so. The Adviser may not be able to execute its investment objectives or generate returns to the Fund’s investors commensurate with the risks of investing in the types of transactions described in this Prospectus. An investment in the Fund should only be considered by persons who can afford a loss of their entire investment. Past performance of investments and investment entities associated with the Adviser is not necessarily indicative of future results, and there can be no assurance that the Fund will attain performance that is comparable to investment performance achieved by the Adviser for its other clients included in the performance record.

Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Non-Traditional Secondary Investments; Joint Investments; Other Investments. The Fund may invest with third-parties and otherwise through joint ventures, structured transactions and similar arrangements, and may invest in “synthetic secondaries” or other non-traditional secondary investments such as fund recapitalizations, as well as other assets. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the investments in the Portfolio Funds, in addition to the normal risks associated with the Portfolio Funds, their managers and portfolio companies. In addition, the Fund may make other investments with risk and return profiles that the Adviser determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Adviser and may involve different risks to those of traditional secondary investments.

Restrictions on Transfers of Secondary Interests. The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the Portfolio Fund, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities.

Although the Adviser believes that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in a Portfolio Fund, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the Portfolio Fund prior to such transfer, including investments that are not owned by the Portfolio Fund at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

Competition for Investments by Secondary Funds. The activity of identifying and completing attractive investments for the Fund is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other secondary investment vehicles, as well as financial institutions and other investors. In recent years, an increasing number of secondary investment funds and other capital pools targeted for investment in the secondary sector have been formed, and additional capital may be directed at this sector in the future. Many of the Fund’s competitors may have greater resources or different return criteria than the Fund, and may have greater access to investment opportunities or may make greater use of leverage, any of which may afford them a competitive advantage over the Fund in terms of ability to complete investments. In addition, recent years have seen an increase in the sales of secondary portfolios conducted by a limited auction process, which generally increases competition from prospective buyers. There can be no assurance that the Fund will be able to identify and complete an adequate number of investments that satisfy its target return, or that it will be able to invest fully its committed capital.

Limitations in Secondary Investments. Generally, the Fund will not be acquiring interests in Portfolio Funds directly from the issuers thereof and will not have the opportunity to negotiate the terms of the interests being purchased or any special rights or privileges. In some limited cases, the Fund may be presented with investment opportunities on an “all or nothing” basis. Certain of the Portfolio Funds in a prospective portfolio may be less attractive than others. In such cases, it may not be possible for the Fund to exclude from such purchases those investments which the Adviser considers (for commercial, tax, legal or other reasons) less attractive. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so. As a result, different investors in the Fund may experience different risk profiles, amounts and timing of contributions and distributions and returns on their investment in the Fund. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks Relating to Secondary Investments Involving Syndicates. The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Fund may suffer damage to its reputation), (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Outstanding
Class D Shares	Unlimited	3,334
Class I Shares	Unlimited	3,333
Class S Shares	Unlimited	3,333

No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History. The Fund is a closed-end investment company with no history of operations. It is not intended that the Shares will be listed on a public exchange at this time. No secondary market is expected to develop for the Fund’s Shares. Some of the Portfolio Funds have no or short performance records and operating histories that are not indicative of their longer term or future performance. In any event, past performance of the Adviser, its principals, the Predecessor Fund, the Portfolio Funds or their Underlying Managers is not indicative of future results. The Fund may not be able to achieve its investment objective, including as a result of inopportune market or economic conditions.

General Economic And Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Economic and Market Conditions. The Fund’s performance may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. These factors may affect the level and volatility of securities prices and the liquidity of investments held by Portfolio Funds. Unexpected volatility or illiquidity, such as the general market conditions that have occurred at times over the last several years, could impair a Fund’s profitability or result in losses.

The Fund may be susceptible to economic slowdowns or recessions and may be unable to repay the investments during these periods. In an economic downturn, the Fund may have non-performing assets, or its non-performing assets may increase, and the value of its portfolio is likely to decrease during these periods. Unfavorable economic conditions also could increase the Fund’s funding costs, limit its access to the capital markets or result in a decision by lenders not to extend credit to the Fund on terms deemed acceptable. These events could prevent the Fund from increasing investments and harm its financial condition.

Numerous structural dynamics and persistent market trends have exacerbated volatility and market uncertainty. Concerns over significant volatility in the securities markets, sluggish economic expansion in foreign economies, including continued concerns over growth prospects in China and emerging markets, growing debt loads for certain countries, uncertainty about the consequences of the U.S. and other governments withdrawing monetary stimulus measures and speculation about a possible recession all highlight the fact that economic conditions remain unpredictable and volatile. U.S. debt ceiling and budget deficit concerns have increased the possibility of additional credit rating downgrades and economic slowdowns or a recession in the U.S.

Geopolitical tensions, including between the U.S. and China, have escalated. Further escalation of such tensions and the related imposition of sanctions or other trade barriers may negatively impact the rate of global growth. Moreover, there is a risk of both sector-specific and broad-based volatility, corrections and/or downturns in the equity and credit markets. Any of the foregoing could have a significant impact on the markets in which the Fund operates and a material adverse impact on its business prospects and financial condition.

Highly Volatile Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Highly Volatile Markets. Volatility in financial markets can affect the price and liquidity of securities held by the Fund and the Portfolio Funds, and can negatively impact the value of such holdings. The prices of commodities contracts and all derivative instruments, including futures and options, can be highly volatile. Price movements of forwards, futures, swaps and other derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. In addition, governments and other organizations from time to time intervene, directly and by regulation, in certain markets, particularly those in currencies, financial instruments, futures and options. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations. Portfolio

Funds are also subject to the risk of the failure of any exchanges on which their positions trade or of the clearinghouses for those exchanges, of any counterparty to a transaction or of any service provider to a Portfolio Fund (such as a Portfolio Fund’s “prime broker” or “clearing broker”). In times of general market turmoil, even large, well-established financial institutions may fail rapidly with little warning.

Portfolio Funds are also subject to the risk that trading activity in securities in which they invest may be dramatically reduced or cease at any time, whether due to general market turmoil, problems experienced by a single issuer, market participant or a market sector or other factors. If trading in particular securities or classes of securities is impaired, it may be difficult for the Portfolio Funds to properly value any of its assets represented by such securities. In particular, the credit markets have been experiencing extreme volatility and disruption from time to time over the last several years. Instability in the fixed income markets has made it more difficult for a number of issuers of debt securities to obtain financing or refinancing for their investment or lending activities or operations. As a result of these volatile conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. These developments may also make it more difficult to accurately value debt securities. See “Principal Risk Factors — Risks Related to the Fund’s Investment — Reliability of Valuation.”

In addition, the increased volatility and instability in the fixed income markets could adversely affect the ability of the Fund and Portfolio Funds to use leverage for investment purposes and increase the cost of such leverage, which would reduce returns. See “Principal Risk Factors — General Risks Related to Investing in the Fund — Leveraging Risk.”

Banking System Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Banking System Risk. The U.S. banking system has experienced a significant shock with the second largest default since 2008 on March 10, 2023, a further bank closure on March 12, 2023 and extraordinary actions by the U.S. Federal Deposit Insurance Corporation (the “FDIC”), the U.S. Department of Treasury and the Federal Reserve. The FDIC’s intervention was implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions. Governmental authorities may continue to undertake a variety of initiatives designed to strengthen and stabilize the economy and the financial markets. However, there can be no assurance that these initiatives will be successful, and there is no way to predict the ultimate effect of the disruption or the effect that these initiatives will have on the performance of the Fund or its Investments. Any deterioration of the global debt markets (particularly the U.S. debt markets), any possible future failures of certain financial services companies and a significant rise in market perception of counterparty default risk, interest rates or taxes will likely significantly reduce investor demand and liquidity for investment grade, high-yield and senior bank debt, which in turn is likely to lead some investment banks and other lenders to be unwilling or significantly less willing to finance new investments or to only offer committed financing on less favorable terms than had been prevailing in the recent past. The Fund’s ability to generate attractive investment returns for its investors may be adversely affected to the extent the Fund is unable to obtain favorable financing terms for its Investments (either directly, or indirectly through use of a credit facility). Any market turmoil, as well as a perceived increase in counterparty default risk, may have an adverse effect on the availability of credit to businesses generally and may lead to an overall weakening of the U.S. and global economies, which in turn may adversely affect or restrict the ability of the Fund to sell or liquidate Investments at favorable times or at favorable prices or otherwise have an adverse effect on the business and operations of the Fund. Governmental authorities have undertaken, and may continue to undertake, a variety of initiatives designed to strengthen and stabilize the economy and the financial markets. However, there can be no assurance that these initiatives will be successful, and there is no way to predict the ultimate effect of the disruption or the effect that these initiatives will have on the performance of the Fund or its Investments.

In particular, if the Fund or an affiliate has a banking relationship (for example, a credit facility) with a bank or other financial institution that experiences default, is put into receivership or otherwise seeks assistance from the FDIC, Federal Reserve or another government entity (such an occurrence being a “Financial Disruption Event”), the Fund and the Adviser may not be able to access deposits, borrowing facilities or other services, either permanently or for an extended period of time, and their ability to operate in a manner consistent with past business practices could be negatively impacted, potentially resulting in disruption of operations and significant losses.

It is also possible that the Fund will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise) in a case of loss of access to services or otherwise during a Financial Disruption Event.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operational Risk. As a general matter, investing in a fund can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Regulatory Changes Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Changes Risk. Changes from time to time in U.S. financial regulation may significantly impact the Fund and the Adviser. Such changes can result in certain investment strategies in which the Adviser engage or may have otherwise engaged becoming non-viable or non-economic to implement, or may otherwise have a material adverse impact on the profit potential of the Fund.

As a registered investment adviser under the Advisers Act, the Adviser and its affiliates are required to comply with a variety of periodic reporting and compliance-related obligations under applicable federal, state and foreign securities laws (including, without limitation, the obligation to make regulatory filings with respect to the Fund and its activities under the Advisers Act). Any further increases in the regulations applicable to the Fund generally or the Fund and/or the Adviser and its affiliates in particular may result in increased expenses associated with the Fund’s activities and additional resources of the Adviser being devoted to such regulatory reporting and compliance-related obligations, which may reduce overall returns for shareholders and/or have an adverse effect on the ability of the Fund to effectively achieve its investment objective. There can be no assurance that any continued regulatory scrutiny or initiatives will not have an adverse impact on the Adviser or otherwise impede the Fund’s activities.

Regulatory Risk Commodity Pool Operator [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory Risk - Commodity Pool Operator. The Adviser has filed a notice of eligibility for an exclusion from the definition of the term “commodity pool operator” with the U.S. Commodity Futures Trading Commission (the “CFTC”) and the National Futures Association (the “NFA”) with respect to the Fund. Pursuant to CFTC Regulation 4.5, the Fund and the Adviser expect not to be subject to regulation as a commodity pool or commodity pool operator under the Commodity Exchange Act of 1974, as amended (the “CEA”). If the Adviser or the Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses. Because the Adviser intends to manage the Fund in such a way as to maintain its ability to rely on CFTC Rule 4.5, the Fund may be unable to participate in certain investment opportunities.

Change Of Law Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Change of Law Risk. Government counterparties or agencies may have the discretion to change or increase regulation of an investment vehicle’s operations, or implement laws or regulations affecting the operations of such investments, separate from any contractual rights such investment vehicles may have. The Fund’s Investments also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such Investments. Governments have considerable discretion in implementing regulations, including, for example, the possible imposition or increase of taxes on income earned by or from an Investment or gains recognized by the Fund on such Investments, that could impact the Fund’s return on investment with respect to such Investments.

Changes In Tax Law [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Changes in Tax Law. Investors should be aware that tax laws and regulations are changing on an ongoing basis, and such laws and/or regulations may be changed with retroactive effect. Moreover, the interpretation and/or application of tax laws and regulations by certain tax authorities may not be clear, consistent or transparent. Uncertainty in the tax law may require the Fund to accrue potential tax liabilities even in situations in which the Fund does not expect to be ultimately subject to such tax liabilities. See “U.S. Federal Income Tax Matters.”

Political Uncertainty [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Political Uncertainty. Some of the results of recent elections and referenda have been unexpected and resulted in material market changes and increases in market uncertainty. Given recent changes in administrations and applicable law following such recent elections and referenda, the future of current regulations, or the adopting of new regulations, is also uncertain. While these uncertainties may create investments opportunities for the Fund, such uncertainties could alternatively have adverse impacts on the Fund. Predicting the outcome of political processes and events is inherently difficult and uncertain. If the Adviser, the Core Independent Managers, or the Underlying Managers fail to anticipate political events or predicts them incorrectly, it may cause the Fund or the Portfolio Funds to miss investment opportunities or incur losses. There may be detrimental implications for the value of certain of the Fund’s investments in certain markets, its ability to enter into transactions or to value or realize its investments or otherwise to implement its investment program or the Adviser’s investment strategies.

Stockholder Filing Requirements [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Stockholder Filing Requirements. Ownership information for any person who beneficially owns 5% or more of the Fund’s common stock will have to be disclosed in a Schedule 13G or other filings with the SEC. Beneficial ownership for these purposes is determined in accordance with the rules of the SEC, and includes having voting or investment power over the securities. In some circumstances, investors who choose to reinvest their dividends may see their percentage stake in the Fund increased to more than 5%, thus triggering this filing requirement. Although the Fund will provide in its quarterly statements the amount of outstanding stock and the amount of the investor’s stock, the responsibility for determining the filing obligation and preparing the filing remains with the investor.

Broad Authority For Board Action [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Broad Authority for Board Action. The Fund’s Board will have the authority to modify or waive certain of the Fund’s operating policies and strategies without prior notice (except as required by the 1940 Act) and without shareholder approval. However, absent shareholder approval, the Fund may not change its fundamental policies disclosed in its registration statement. The effect any changes to the Fund’s current operating policies and strategies would have on its business, operating results and value of the Fund’s common stock cannot be predicted. Nevertheless, the effects may adversely affect the Fund’s business and impact its ability to make distributions.

Non Fundamental Investment Policies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Fundamental Investment Policies. The Board may change certain of the Fund’s investment objectives and policies, restrictions, strategies and techniques without shareholder approval. Any change to the Fund’s current non-fundamental operating policies, investment criteria and strategies may negatively impact the Fund’s business, NAV, and/or the Fund’s operating results. This may impact the Fund’s ability to make distributions to shareholders, resulting in the loss of all or part of a shareholder’s investment in the Fund.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Distribution Policy Risk. All or a portion of the Fund’s distribution may consist solely of a return of capital (i.e., from shareholders’ original investment) and not a return of net profit. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. See “Plan of Distribution.”

Resignation Of Adviser [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Resignation of Adviser. The Adviser has the right to resign at any time upon 60 days’ written notice, regardless of whether the Fund has found a replacement. In addition, the Board will have the authority to remove the Adviser for any reason or for no reason, or may choose not to renew the Advisory Agreement. If the Adviser resigns or is terminated, the Fund may not be able to find a new investment adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms within 60 days, or at all. If the Fund is unable to do so quickly, its operations are likely to experience a disruption, costs under any new agreements could increase, its financial condition, business and results of operations as well as its ability to pay distributions are likely to be adversely affected and the value of an interest in the Fund may decline.

Institutional And Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Institutional and Counterparty Risk. Institutions, such as brokerage firms, banks, and broker dealers, generally may have custody of certain of a Portfolio Fund’s assets and may hold such assets in “street name.” Bankruptcy or fraud at one of these institutions could impair the operational capabilities or the capital position of a Portfolio Fund. While the Portfolio Funds often attempt to limit securities investment transactions to well capitalized and established banks and brokerage firms in an effort to mitigate such risks, there are often no requirements that Portfolio Funds take such steps to mitigate risk and a number of Portfolio Funds may not undertake any efforts to mitigate such risks.

In addition, markets in which a Portfolio Fund may effect transactions (e.g., swaps, and in particular, total return swaps) may include over-the-counter or “interdealer” markets, and may also include unregulated private markets. The participants in such markets are typically not subject to the same level of credit evaluation and regulatory oversight as are members of the exchange-based markets. This exposes Portfolio Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing such Portfolio Funds to suffer a loss. Such counterparty risk is accentuated for contracts with longer maturities where events may intervene to prevent settlement, or in instances where a Portfolio Fund has concentrated its transactions with a single or small group of counterparties. There are generally no restrictions imposed on Underlying Managers requiring them to diversify the transaction counterparties utilized by their respective Portfolio Fund.

There is also the risk that major institutional investors in a Portfolio Fund may be compelled to withdraw or that the counterparties or brokers will be required to restrict the amount of credit previously granted to such Portfolio Fund due to their own financial difficulties, resulting in forced liquidation of substantial portions of such Portfolio Fund’s portfolio.

The banks or brokerage firms selected to act as custodians for a Portfolio Fund may become insolvent, causing such Portfolio Fund to lose all or a portion of the funds or the securities held by those custodians.

Underlying Managers are generally not restricted from dealing with any particular counterparty or from concentrating any or all transactions with one counterparty. The ability of a Portfolio Fund to transact business with any one or number of counterparties, the lack of any meaningful or independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by a Portfolio Fund.

Risk Of Natural Disasters Epidemics And Terrorist Attacks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Natural Disasters, Epidemics and Terrorist Attacks. Countries and regions in which the Portfolio Funds invest or where the Fund or the Adviser otherwise do business are susceptible to natural disasters (e.g., fire, flood, earthquake, storm and hurricane) and epidemics, pandemics or other outbreaks of serious contagious diseases. The occurrence of a natural disaster or epidemic could adversely affect and severely depress consumer demand, reduce economic output and disrupt travel, business operations and financial markets in many countries (even beyond the site of the natural disaster or epidemic), all of which could adversely affect the Fund’s investment program and the Adviser’s ability to do business.

In addition, terrorist attacks, or the fear of or the precautions taken in anticipation of such attacks, could, directly or indirectly, materially and adversely affect certain industries in which the Fund invests or could affect the countries and regions in which the Fund invests or where the Fund or the Adviser otherwise do business. Other acts of war (e.g., war, invasion, acts of foreign enemies, hostilities and insurrection, regardless of whether war is declared) and political turmoil could also have a material adverse impact on the financial condition of industries or countries in which the Fund invests.

Sustainability Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sustainability Risk. A new environmental, social or governance event or condition, if it occurs, could cause an actual or a potential material negative impact on the value of the investments made by the Fund. Such risk is principally linked to climate-related events resulting from climate change (physical risks) or to the society’s response to climate change (transition risks), which may result in unanticipated losses that could affect the Fund’s Investments and financial condition. Social events (e.g., inequality, inclusiveness, labor relations, investment in human capital, accident prevention, changing customer behavior, etc.) or governance shortcomings (e.g., recurrent significant breach of international agreements, bribery issues, product quality and safety, selling practices, etc.) may also translate into sustainability risks.

Sanctions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sanctions. A Portfolio Fund may operate in, or have dealings with, countries subject to sanctions or embargos imposed by the U.S. government, foreign governments, or the United Nations or other international organizations. The Fund will undertake to avoid investing in portfolio companies that are operating in countries subject to sanctions in compliance with applicable U.S. and international sanction regimes. In particular, on February 24, 2022, Russian troops began a full-scale invasion of Ukraine and, as of the date hereof, the countries remain in active armed conflict. Around the same time, the United States, the United Kingdom, the European Union, and several other nations announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, Russian-backed separatist regions in Ukraine, and certain banks, companies, government officials, and other individuals in Russia and Belarus, as well as a number of Russian oligarchs. The U.S. or other countries could also institute broader sanctions on Russia and others supporting Russia’s economy or military efforts. The ongoing conflict and the rapidly evolving measures in response could have a negative impact on the economy and business activity globally (including in the countries in which the Fund invests), and therefore could adversely affect the performance of a Portfolio Fund. The severity and duration of the conflict and its impact on global economic and market conditions are impossible to predict, and as a result, could present material uncertainty and risk with respect to the Fund and its Portfolio Funds and operations, and the ability of the Fund to achieve its investment objectives. Similar risks will exist to the extent that any Portfolio Fund, service providers, vendors or certain other parties have material operations or assets in Russia, Ukraine, Belarus, or the immediate surrounding areas. Sanctions could also result in Russia taking counter measures or retaliatory actions which could adversely impact Portfolio Companies, including, but not limited to, cyberattacks targeting private companies, individuals or other infrastructure upon which the Portfolio Funds or their investments.

Global Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Global Geopolitical Risk. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as presidential elections in the U.S. or abroad or the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown or otherwise adversely affect the U.S. regulatory landscape, the general market environment and/or investor sentiment, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. Governmental and quasi-governmental authorities and regulators throughout the world have previously responded to serious economic disruptions with a variety of significant fiscal and monetary policy changes, including but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates. An unexpected or sudden reversal of these policies, or the ineffectiveness of these policies, could increase volatility in securities markets, which could adversely affect the Fund’s investments. Any market disruptions could also prevent the Fund from executing advantageous investment decisions in a timely manner.

On October 7, 2023, Hamas militants and members of other terrorist organizations infiltrated Israel’s southern border from the Gaza Strip and conducted a series of terror attacks on civilian and military targets. The militants launched extensive rocket attacks on the Israeli population and industrial centers located along the Israeli border with the Gaza Strip. Shortly following the attack, Israel’s security cabinet declared war against Hamas. The intensity and duration of Israel’s war against Hamas is difficult to predict, as are the war’s impacts on global geopolitical stability. Any deterioration in credit markets resulting directly or indirectly from the recent attack by Hamas on Israel from the Gaza Strip could limit the Fund’s ability to obtain external financing. As a result, a downturn in the worldwide economy resulting from these global geopolitical conflicts, as well as others that may arise, could have a material adverse effect on the financial condition of the Portfolio Funds and Fund.

Artificial Intelligence And Machine Learning Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Artificial Intelligence and Machine Learning Risks. The emergence of recent technology developments in artificial intelligence and machine learning technology (collectively, “Machine Learning Technology”) could pose risks to the Fund and the Adviser. It is impossible to predict the future risks that may arise from such developments. These risks could arise if the Adviser utilizes Machine Learning Technology in connection with its business activities, including investment activities, or if third-party service providers of or any counterparties or competitors to the Fund, whether or not known to the Adviser, use Machine Learning Technology. Neither the Adviser nor the Fund will be in the position to control the manner in which third-party products are developed or maintained or the manner in which third-party services are provided. Furthermore, the Adviser’s personnel could utilize Machine Learning Technology in contravention of any policies that the Adviser has to prohibit or otherwise restrict the use of Machine Learning Technology.

Use of Machine Learning Technology by any of the parties described in the previous paragraph could include the input of confidential information (including material non-public information) into Machine Learning Technology, resulting in such confidential information becoming part of a dataset that is accessible by other third-party Machine Learning Technology applications and users. This use could be in contravention of confidentiality agreements or the Adviser’s policies. See also “Principal Risk Factors – General Risks Related to Investing in the Fund – Cybersecurity Risk.”

Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the dataset that Machine Learning Technology utilizes to operate. Additionally, certain data in such datasets will inevitably contain a degree of inaccuracies and errors, potentially materially so, and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Machine Learning Technology. To the extent that the Adviser is exposed to the risk of Machine Learning Technology use, any such inaccuracies or errors could have adverse impacts on the Adviser and the Fund.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity refers to the combination of technologies, processes and procedures established to protect information technology systems and data from unauthorized access, attack or damage. The Fund and its affiliates and third-party service providers are subject to cybersecurity risks. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. The Fund’s and its affiliates’ and third-party service providers’ computer systems, software, and networks may be vulnerable to unauthorized access, computer viruses or other malicious code, and other events that could have a security impact. If one or more of such events occur, this potentially could jeopardize confidential and other information, including nonpublic personal information and sensitive business data, processed and stored in, and transmitted through, computer systems and networks, or otherwise cause interruptions or malfunctions in the Fund’s operations or the operations of their respective affiliates and third-party service providers. This could result in significant losses, reputational damage, litigation, regulatory fines or penalties, or otherwise adversely affect the Fund’s business, financial condition or results of operations. Privacy and information security laws and regulation changes, and compliance with those changes, may result in cost increases due to system changes and the development of new administrative processes. In addition, the Fund may be required to expend significant additional resources to modify the Fund’s protective measures and to investigate and remediate vulnerabilities or other exposures arising from operational and security risks.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund is a closed-end investment company and designed for long-term investors. Unlike many closed-end investment companies, the Fund’s Shares are not listed on any securities exchange and are not publicly traded. There currently is no secondary market for the Shares and the Adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the Fund’s tender offers. There is no guarantee that shareholders will be able to sell all of the Shares they desire in a tender offer.

Inflation Deflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation/Deflation Risk. Inflation risk is the risk that the value of certain assets or income from the Fund’s investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund and its distributions can decline.

In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund’s use of leverage would likely increase, which would tend to further reduce returns to shareholders. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund’s investments.

Due to global supply chain disruptions, a rise in energy prices, strong consumer demand as economies continue to reopen and other factors, inflation has accelerated in the U.S. and globally. Recent inflationary pressures have increased the costs of labor, energy, and raw materials, and have adversely affected consumer spending, economic growth, and portfolio companies’ operations. If such portfolio companies are unable to pass any increases in their costs of operations along to their customers, it could adversely affect their operating results and impact their ability to pay interest and principal on their loans, particularly if interest rates rise in response to inflation. In addition, any projected future decreases in a portfolio companies’ operating results due to inflation could adversely impact the fair value of those investments. Any decreases in the fair value of our investments could result in future realized or unrealized losses and therefore reduce our net assets resulting from operations.

Additionally, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates in an effort to combat inflation. As such, inflation may continue in the near to medium-term, particularly in the U.S., with the possibility that monetary policy may tighten in response.

Limitations On Transfer Shares Not Listed No Market For Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Transfer; Shares Not Listed; No Market for Shares. The transferability of Shares is subject to certain restrictions contained in the Fund’s Declaration of Trust and is affected by restrictions imposed under applicable securities laws. Shares are not traded on any national securities exchange or other market. No market currently exists for Class D Shares, Class I Shares or Class S Shares, and the Fund contemplates that no such market will develop. The Shares are, therefore, not readily marketable. Although the Adviser expects to recommend to the Board that the Fund offer to repurchase Shares from shareholders on a semi-annual basis, no assurances can be given that the Fund will do so. Consequently, Shares should only be acquired by investors able to commit their funds for an indefinite period of time.

Mandatory Redemption By Board [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Mandatory Redemption by Board. The Board may cause the Fund to repurchase Shares from shareholders on an involuntary basis under certain circumstances, including if at any time the total number of Shares held by such shareholder is fewer than an established minimum selected by the Board.

Privacy And Data Security Laws [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Privacy and Data Security Laws. The Gramm-Leach-Bliley Act (“GLBA”) and other laws limit the disclosure of certain non-public personal information about a consumer to non-affiliated third parties and require financial institutions to disclose certain privacy policies and practices with respect to information sharing with both affiliates and non-affiliated third parties. Many states and a number of non-U.S. jurisdictions have enacted privacy and data security laws requiring safeguards on the privacy and security of consumers’ personally identifiable information. Other laws deal with obligations to safeguard and dispose of private information in a manner designed to avoid its dissemination.

Privacy rules adopted by the U.S. Federal Trade Commission and SEC implement GLBA and other requirements and govern the disclosure of consumer financial information by certain financial institutions, ranging from banks to private investment funds. U.S. platforms following certain models generally are required to have privacy policies that conform to these GLBA and other requirements. In addition, such platforms typically have policies and procedures intended to maintain platform participants’ personal information securely and dispose of it properly.

The Fund generally does not intend to obtain or hold borrowers’ non-public personal information, and the Fund has implemented procedures designed to prevent the disclosure of borrowers’ non-public personal information to the Fund. However, service providers to the Fund or its direct or indirect fully-owned subsidiaries, including their custodians and the platforms acting as loan servicers for the Fund or its direct or indirect fully-owned subsidiaries, may obtain, hold or process such information. The Fund cannot guarantee the security of non-public personal information in the possession of such a service provider and cannot guarantee that service providers have been and will continue to comply with GLBA, other data security and privacy laws and any other related regulatory requirements. Violations of GLBA and other laws could subject the Fund to litigation and/or fines, penalties or other regulatory action, which, individually or in the aggregate, could have an adverse effect on the Fund. The Fund may also face regulations related to privacy and data security in the other jurisdictions in which the Fund invests.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leveraging Risk. The Fund may borrow money in connection with its investment activities (i.e., the Fund may utilize leverage), subject to subject to the limitations of the 1940 Act. The 1940 Act requires a registered investment company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the investment company incurs the indebtedness (“Asset Coverage Requirement”). This requirement means that the value of the investment company’s total indebtedness may not exceed one third the value of its total assets (including the indebtedness) (“Leverage Limitation”). The 1940 Act also requires that dividends may not be declared if this Asset Coverage Requirement is breached. The Fund’s borrowings will at all times be subject to the Asset Coverage Requirement.

Investors should consider the various risks of financial leverage. There is no assurance that a leveraging strategy would be successful. Financial leverage involves risks and special considerations for shareholders including: (i) the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings and short-term debt that the Fund must pay will reduce the return to the shareholders; (iii) the effect of financial leverage in a market experiencing rising interest rates, which would likely cause a greater decline in the NAV of the shares than if the Fund were not leveraged; and (iv) the potential for an increase in operating costs, which may reduce the Fund’s total return.

Specifically, the Fund may enter into one or more credit facilities, including via one or more subsidiaries of the Fund (collectively, the “Leverage Facility”), to finance the purchase of Investments. The Fund may also obtain a capital call loan facility for short-time borrowings, which will not be included in the Leverage Limitation calculation. Leverage may also be utilized in connection with the ongoing operation and maintenance of the Investments. Any borrowing by a portfolio company, holding vehicle, special purpose vehicle or direct or indirect subsidiary of the Fund that has no recourse to the Fund will not count towards the Leverage Limitation. The Fund may be permitted, under specified conditions and in certain instances, pursuant to SEC exemptive relief, to issue multiple classes of shares, including a class senior to its common stock if the Fund’s asset coverage is at least equal to 200% immediately after each such issuance. There is no assurance that such relief would be granted.

If the Fund enters into a Leverage Facility, the Fund’s interim capital needs may be satisfied through borrowings by the Fund under the Leverage Facility. Any borrowings or guarantees by the Fund under a Leverage Facility may remain outstanding at length, and the interest expense and other fees, costs and expenses of or related to any borrowings or guarantees by the Fund will be Operating Expenses that, accordingly, will decrease net returns of the

Fund. There would be a risk that operating cash flow available to the Fund would be insufficient to meet required payments and a risk that it would not be possible to refinance existing indebtedness or that the terms of such refinancing would not be as favorable as the terms of existing indebtedness. In the event that the Fund would be required to sell assets at a loss, including in order to redeem or pay off any borrowing, such a sale would reduce the Fund’s NAV and may make it difficult for the NAV to recover. The Fund nevertheless may continue to use financial leverage if the Adviser expects that the benefits to the shareholders of maintaining the leveraged position likely would outweigh a resulting reduction in the current return.

Certain types of borrowings by the Fund would result in the Fund being subject to covenants in credit agreements relating to asset coverage and Fund composition requirements that are more stringent than those currently imposed on the Fund by the 1940 Act. In addition, borrowings by the Fund may be made on a secured basis. The Custodian will then either segregate the assets securing the Fund’s borrowings for the benefit of the Fund’s lenders or arrangements will be made with a suitable sub-custodian. If the assets used to secure a borrowing decrease in value, the Fund may be required to pledge additional collateral to the lender in the form of cash or securities to avoid liquidation of those assets. In the event of a default, the lenders will have the right, through the Custodian, to redeem the Fund’s investments in underlying Investment Funds without consideration of whether doing so would be in the best interests of the Fund’s shareholders. The rights of any lenders to the Fund to receive payments of interest on and repayments of principal of borrowings will be senior to the rights of the Fund’s shareholders, and the terms of the Fund’s borrowings may contain provisions that limit certain activities of the Fund and could result in precluding the purchase of instruments that the Fund would otherwise purchase.

Electronic Deliveries. Each shareholder will be deemed to consent to electronic delivery, including via electronic mail or posting to the Fund’s secured website, or through other electronic means of (i) certain Fund documents such as the Declaration of Trust, the Bylaws and any subscription agreement; (ii) any notices or communications required or contemplated to be delivered to shareholders by the Fund, the Adviser, or any of their respective affiliates, pursuant to applicable law or regulation; (iii) certain tax-related information and documents; and (iv) notices, requests, demands, consents or other communications and any financial statements, reports, schedules, certificates or opinions required to be provided to the Fund investors under any agreements.

There are certain risks associated with electronic delivery, including that no party can assure that these communication methods will result in timely receipt by a shareholder, or will be timely relayed by such shareholder’s representatives or advisors, or that such communications are in all cases secure. None of the Fund, the Adviser, the Auditor, the Administrator, the Custodian, the Distributor or any of their respective officers, directors, employees, members or affiliates (or any officer, director, employee or member of such affiliate) will be responsible or liable for any computer viruses, delays, confidential problems or malfunctions resulting from any computer viruses or related problems that may be associated with the use of an internet based system or any communications sent to a shareholder.

Private Equity Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Equity Investments. The Fund’s investments may include private equity investments, which involves risks (which are discussed in greater detail below) including but not limited to: (i) business risks, including, among others, changes in the financial condition or prospects of portfolio companies, due diligence risks and operational risks, such as failure of management to execute business plans and objectives; (ii) economic risks, including changes in national or international economic and market conditions; (iii) financial risks, including, without limitation, leverage risks, credit risks and foreign exchange risks; (iv) legal and regulatory risks, including enhanced governmental scrutiny and litigation risks; and (v) risks related to the Fund and the Adviser, including changes to their respective personnel.

Illiquid Portfolio Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Illiquid Portfolio Investments. The Fund and Portfolio Funds may invest in securities that are subject to legal or other restrictions on transfer or for which no liquid market exists. The market prices, if any, for such securities tend to be volatile and the Fund or a Portfolio Fund, as applicable, may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at prices that are lower than similar securities that are not subject to restrictions on resale. In addition, certain securities in which the Fund or a Portfolio Fund invests may experience unexpected periods of illiquidity in typically liquid markets for such securities, thus exposing the Fund or the Portfolio Funds, as applicable, to the foregoing risks even if a liquid market previously existed for such securities.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk. The Fund will likely invest a significant portion of its assets in investment vehicles managed by the Core Independent Managers, will likely participate in a limited number of overall Investments, and under normal market conditions will invest at least 80% of its net assets plus any borrowings for investment purposes to SME Investments. As a result, the Fund’s investment portfolio could become highly concentrated, and the performance of a few holdings or of a particular industry, or the timing of the Fund’s Investments, may substantially affect the Fund’s aggregate return. In particular, due to the Fund’s concentration in SME Investments, instability, fluctuations or an overall decline within any of these Investments will likely not be balanced by investments in any other industries not so affected. Furthermore, to the extent that the capital raised is less than the targeted amount, the Fund may invest in even fewer Investments and thus be less diversified. As a non-diversified fund, the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

S M E Industries Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SME Industries Concentration Risk. The Fund will concentrate its Investments in one or more industries within the SME group of industries and, as such, it may be subject to more risks associated with those industries than if it were more broadly diversified over numerous industries. The SME group of industries are highly competitive and subject to unpredictable consumer interests. Investments in the SME group of industries may also be affected adversely by global pandemics, technological disruptions, changes in government regulations and intellectual property laws. See “Principal Risk Factors — Risks Related to SME Investments.”

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The NAV of the Fund changes based on the performance of the securities in which it invests. The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to locate and evaluate the investments to be made by the Fund and to allocate effectively the Fund’s assets among the various investment vehicles in which the Fund invests. The Adviser will apply investment techniques and risk analysis in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results, or that the due diligence conducted by the Adviser, the Underlying Managers, or third-party consultants will expose all material risks associated with an investment.

There can be no assurance that the Fund or a Portfolio Fund will be presented with an adequate number of new investment opportunities, that the available investments will meet the Fund’s investment criteria, or that the actual allocations will be effective in achieving the Fund’s investment objective or delivering positive returns. No assurance can be given that investment opportunities can be sourced, acquired, financed or disposed of at favorable prices or terms by Portfolio Funds, as this will depend upon events and factors outside the control of the Underlying Managers. Accordingly, no assurance can be given that the Underlying Managers will be able to locate suitable investment opportunities in which to deploy a Portfolio Fund’s capital commitments.

Some of the Portfolio Funds may provide limited information with respect to their operation and performance, thereby limiting the Adviser’s ability to verify initially or on a continuing basis representation made by the Portfolio Funds or the investment strategies being employed. This may result in significant losses to the Fund based on investment strategies and positions employed by the relevant Portfolio Fund or other actions of which the Adviser has limited or no knowledge. The Adviser will generally not have the ability to review or monitor the investments made by any Portfolio Fund, and it is impossible to predict whether any Underlying Manager will engage in fraudulent behavior or otherwise act to the detriment of the Fund.

Minimal Capitalization Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minimal Capitalization Risk. The Fund is not obligated to raise any specific amount of capital prior to commencing operations. There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective. An inability to raise additional capital may adversely affect the Fund’s financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Money Market Instruments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Money Market Instruments. The Fund may invest, for defensive or diversification purposes or otherwise, some or all of its assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Fund or the Adviser deems appropriate under the circumstances. Pending allocation of the offering proceeds of this offering and thereafter, from time to time, the

Fund also may invest in these instruments and other investment vehicles. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers’ acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation (the “FDIC”), and repurchase agreements.

Reliance On The Adviser And Underlying Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on the Adviser and Underlying Managers. The Fund relies on the expertise of the Adviser to allocate assets of the Fund to the Underlying Managers, including the Core Independent Managers, and to select and size investments presented to the Fund. There can be no assurance that the Adviser will successfully select or implement strategies to achieve the Fund’s investment objectives. Registration under the Advisers Act does not imply that the Adviser or the Underlying Managers have attained any level of skill or training, nor does it indicate an endorsement by the SEC of the Adviser or the Underlying Managers. Shareholders will not receive or otherwise be privy to due diligence or risk information prepared by or for the Adviser in respect of such investments.

The Fund will also rely on the Underlying Managers’ ability to manage the Portfolio Funds. The Adviser and certain Underlying Managers have a limited number of principals. Loss of one or more principals could have a material adverse impact on the ability of the Fund to continue operations.

Reliance On Diligence Consultants [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliance on Diligence Consultants. The Adviser may engage third-party consultants to conduct due diligence on investments to be made by the Fund, including without limitation, the investment vehicles managed by the Core Independent Managers. In conducting its investment due diligence, a third-party consultant may use publicly available information as well as information from their relationships with former and current management teams, consultants, competitors and investment bankers. Such level of due diligence will not reveal all matters and issues, material or otherwise, relating to prospective investments in Portfolio Funds.

A third-party consultant may rate potential investments of the Fund using rating systems that are proprietary to such consultant, and the Adviser cannot ensure the accuracy of such ratings systems or guarantee that investments made by the Fund in reliance on such rating systems will be profitable. As a result, the Adviser’s engagement of, and reliance on, third-party consultants could result in losses to investors in the Fund.

Dynamic Investment Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Dynamic Investment Strategy. While the Adviser seeks attractive returns for the Fund primarily through making SME Investments, the Adviser is permitted to pursue additional investment strategies and may modify or depart from its initial investment strategy, investment process and investment techniques as it determines appropriate.

Fundamental Investment Restrictions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fundamental Investment Restrictions. The Fund will be subject to certain fundamental investment restrictions pursuant to the 1940 Act, including but not limited to limitations related to leverage, making loans, purchasing or selling real estate or certain commodities and limitations on concentrating investments in issuers engaged in any single industry (other than SME Investments, in which the Fund, under normal market conditions, invests at least 80% of its net assets plus any borrowings for investment purposes).

Correlation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Correlation Risk. The Fund seeks to produce returns that are less correlated to the broader financial markets over time. Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem. Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Risks. Repurchases by the Fund of its Shares typically will be funded from available cash or sales of portfolio securities. The sale of securities to fund repurchases could reduce the market price of those securities, which in turn would reduce the Fund’s NAV. There is no guarantee that shareholders will be able to sell the amount of Shares that they wish to tender in connection with a given tender offer. If shareholders tender for repurchase more than the tender offer amount for a given tender offer, the Fund will repurchase the Shares on a pro rata basis, so shareholders may not be able to tender as many Shares as they would like during any tender offer. There is also a risk that some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased, thereby increasing the likelihood that a proration will occur.

Tender offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments (including by borrowing to obtain such investments), which may harm the Fund’s investment performance. Moreover, a reduction in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), may increase the Fund’s portfolio turnover, and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market; and if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income.

To the extent the Fund obtains repurchase proceeds by disposing of its interest in certain Investments, the Fund will thereafter hold a larger proportion of its assets in the remaining Investments. This could adversely affect the ability of the Fund to conduct future repurchases. In addition, after giving effect to such dispositions, the remaining Investment may not reflect the Adviser’s ideal judgments as to the desired portfolio composition of the Fund’s Investments, in that the Fund’s performance may be tied to the performance of fewer Investments and/or may not reflect the Adviser’s judgment as to the Fund’s optimal exposure to particular asset classes or investment mandates. In addition, substantial repurchases of Shares could result in a sizeable decrease in the Fund’s net assets, resulting in an increase in the Fund’s total annual operating expense ratio.

Portfolio Fund Capacity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Capacity. There are generally limits on the total amount of capital commitments that may be accepted by any Portfolio Fund, and therefore, limits on the total amount of capital commitments that may be accepted by the Fund. A Portfolio Fund may determine not to accept additional capital commitments, either from the Fund or from any investor, once it has reached a certain level of capital commitments. Subject to legal, tax and other considerations, capital commitments will generally be accepted on a “first in, first accepted” basis. Although the Adviser will endeavor to select Portfolio Funds that it believes have sufficient investment capacity for investment by the Fund, there can be no assurance that the Portfolio Fund that the Adviser targets for investment by the Fund will have sufficient investment capacity under current or future market conditions.

Lack Of Control Over Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Lack of Control Over Portfolio Funds. The Fund is expected to invest primarily in SME assets indirectly through a group of Portfolio Funds. None of the Portfolio Funds, the Underlying Managers, or any of their respective affiliates is a sponsor or promoter of the Fund, and none of the Portfolio Funds, the Underlying Managers, or any of their respective affiliates is answerable to the Adviser, the Fund, or any shareholder for the accuracy or completeness of this Prospectus. None of the Adviser, the Fund, the Administrator, the Custodian, the Distributor or their respective officers, directors, employees, members or affiliates takes any part in the management of any Portfolio Fund or has any control over any of their strategies or policies. Even though the Portfolio Funds are subject to certain constraints, the Underlying Managers may change aspects of their investment strategies at any time. Consequently, none of the Adviser, the Fund, the Administrator, the Custodian, the Distributor or their respective officers, directors, employees, members or affiliates has any ability to predict the risk exposure level of the Fund’s investment in any unaffiliated Portfolio Fund.

When the Fund invests in a Portfolio Fund, the Fund does not have custody of the assets or control over their investment by the Portfolio Fund. A Portfolio Fund could divert or abscond with the assets, fail to follow agreed upon investment strategies, provide false reports of operations or engage in other misconduct, resulting in losses to the Fund. Such misconduct is very difficult or impossible to detect and may not come to light until substantial losses have been incurred.

The Adviser may reallocate the Fund’s investments among the Portfolio Funds, but the Adviser’s ability to do so may be constrained by the withdrawal limitations imposed by the Portfolio Funds, which may prevent the Fund from reacting rapidly to market changes should a Portfolio Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser. Such withdrawal limitations may also restrict the Adviser’s ability to terminate investments in Portfolio Funds that are poorly performing or have otherwise had adverse changes. The Adviser will be dependent on information provided by the Portfolio Funds, including financial statements, which if inaccurate, could adversely affect the Adviser’s ability to manage the Fund’s investment portfolio in accordance with its investment objective. By investing in the Fund, a shareholder will not be deemed to be an investor in any Portfolio Fund and will not have the ability to exercise any rights attributable to an investor in any such Portfolio Fund related to their investment.

Projections And Third Party Reports [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Projections and Third-Party Reports. The Fund generally will establish the capital structure of an investment and the terms and targeted returns of such investment on the basis of financial, macroeconomic and other applicable projections. Projected operating results normally will be based primarily on investment executive judgments or third-party advice and reports. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. There can be no assurance that the projected results will be achieved, and actual results may vary significantly from the projections. General economic, natural and other conditions, which are not predictable, can have an adverse impact on the reliability of such projections.

Reliability Of Valuation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reliability of Valuation. The Fund’s investment in a Portfolio Fund is valued pursuant to the instrument governing such Portfolio Fund. The governing instruments of the Portfolio Funds may provide that any securities or investments that are illiquid, not traded on an exchange or in an established market, or for which no value can be readily determined, are assigned such fair value as the respective Underlying Managers may determine in their judgment based on various factors. Such valuations may not be indicative of what actual fair market value would be in an active, liquid or established market. None of the Fund, the Adviser, the Distributor, the Auditor, the Administrator, the Custodian, or any of their respective officers, directors, employees, members or affiliates will have any ability to test or independently verify any such valuations.

Additionally, valuations reported by Portfolio Funds, upon which the Fund determines the value of its investments, may be subject to later adjustment or revision. For example, valuations may be revised as a result of fiscal year-end audits. Other adjustments may occur from time to time. Such adjustments or revisions, whether increasing or decreasing the valuation of a Portfolio Fund, and therefore of the Fund, at the time they occur, relate to information available only at the time of the adjustment or revision.

Litigation And Enforcement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Litigation and Enforcement Risk. The investment activities and transactional nature of private equity funds may expose the Portfolio Funds, the Underlying Managers, their respective officers, directors, employees, members or affiliates (or any officer, director, employee or member of such affiliate) generally to the risk of third-party litigation. Any such litigation would likely have a negative financial impact on any such parties and, potentially, on the Fund. For instance, the expense of defending against third-party claims, or indemnifying parties with respect to such claims, and paying amounts pursuant to settlements or judgments, may be borne by a Portfolio Fund and reduce such Portfolio Fund’s assets. Similarly, from a regulatory perspective, violations of securities laws in such investment or transactions, or involving the misuse of confidential information, may result in substantial liabilities for damages caused to others, for the disgorgement of profits realized, and for penalties. Investigations and enforcement proceedings relating to a Portfolio Fund having involvement in any such violations may result in the performance records of the Fund being misleading and, furthermore, to losses to which the Fund may be exposed.

If the Fund becomes subject to a liability, parties seeking to have the liability satisfied may have recourse to the Fund’s assets generally and not be limited to any particular asset, such as the asset representing the investment giving rise to the liability.

Multiple Levels Of Expense Divergence Of Investment Returns [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Expense; Divergence of Investment Returns. The Fund, as well as the Portfolio Funds (including Portfolio Funds sponsored by the Core Independent Managers) in which it invests, have costs, expenses and management fees that are borne by the Fund, irrespective of profitability. Factors relating to the Fund, including, but not limited to, the organizational and operating expenses of the Fund, including the Management Fee (collectively, “Fund Expenses”), reserves, and cash management of the Fund, will cause the returns of the Fund to be lower, possibly materially, than the blended returns of its corresponding Portfolio Funds. Fund Expenses include recurring and regular items, as well as extraordinary expenses for which it may be hard to budget or forecast. As a result, the amount of Fund Expenses ultimately borne by shareholders cannot be predicted with any certainty and may exceed expectations. In addition, to the extent the Fund bears any indemnification or other extraordinary expenses, the returns of the Fund will further deviate from the blended returns of the corresponding Portfolio Funds.

The Fund may have the right, to the extent available with respect to the Portfolio Funds and in its discretion, to request exclusion from participation in any proposed Portfolio Fund’s investment that is deemed, in the Fund’s reasonable judgment, reasonably likely to pose a material legal, regulatory, operational, expense or other adverse effect on the Fund, its shareholders, the Adviser or any affiliate thereof. It is not possible to determine whether the Fund that elects to make (and is granted) exclusions will experience more or less favorable performance than an investor in the relevant Portfolio Fund that does not undertake exclusions. However, it is highly likely that the performance of the Fund that undertakes exclusions will deviate materially from the performance of another investor in the relevant Portfolio Fund that does undertake exclusions.

Unspecified Use Of Proceeds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unspecified Use of Proceeds. Investors will not have an opportunity prior to investing to evaluate any of the Investments to be made by the Fund or the relevant economic, financial and other information regarding such Investments and, accordingly, will be entirely dependent upon the judgment and ability of the Adviser in investing and managing the capital of the Fund.

Affiliated Transaction [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Affiliated Transaction. The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Adviser), principal underwriters and affiliates of those affiliates or underwriters. Under these restrictions, the Fund and any portfolio company that the Fund controls are generally prohibited from knowingly participating in a joint transaction, including co-investments in a portfolio company, with an affiliated person, including any directors or officers of the Fund, the Adviser or any entity controlled or advised by any of them. These restrictions also generally prohibit the Fund’s affiliates, principal underwriters and affiliates of those affiliates or underwriters from knowingly purchasing from or selling to the Fund or any portfolio company controlled by the Fund certain securities or other property and from lending to and borrowing from the Fund or any portfolio company controlled by the Fund monies or other properties. The Fund and its affiliates may be precluded from co-investing in private placements of securities, including in any portfolio companies controlled by the Fund. The Fund, its affiliates, and portfolio companies controlled by the Fund may from time to time engage in certain joint transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain positions promulgated by the SEC and its staff. There can be no assurance that the Fund would be able to satisfy these conditions with respect to any particular transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions or the type of investments that the Fund could make. The Fund intends to apply for exemptive relief from the SEC to allow it to co-invest in certain investment opportunities with certain of its affiliates. However, there can be no assurance that the Fund will obtain such relief. Prior to obtaining exemptive relief, the Fund intends to co-invest with its affiliates only in accordance with existing regulatory guidance.

Failure To Obtain Co Investment Exemptive Relief [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Failure to Obtain Co-Investment Exemptive Relief. The 1940 Act prohibits the Fund from making certain co-investments alongside affiliates unless it receives an order from the SEC permitting it to do so. The Fund and the Adviser may seek exemptive relief from the provisions of Sections 17(d) of the 1940 Act to co-invest in certain privately negotiated investment transactions with current or future business development companies (“BDCs”), private funds, separate accounts, or registered closed-end funds that are advised by the Adviser or its respective affiliated investment advisors, collectively, the Fund’s “co-investment affiliates,” subject to the satisfaction of certain conditions. There is no assurance that the Fund or the Adviser will receive such exemptive relief, if sought, and if they are not able to obtain the exemptive relief, the Fund will not be permitted to make certain co-investments alongside other clients of the Adviser. This may reduce the Fund’s ability to deploy capital and invest its assets. The Fund may be forced to invest in cash, cash equivalents or other assets that may result in lower returns than otherwise may be available through co-investment opportunities.

Limited Rights Of Shareholders [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Rights of Shareholders. Subject to certain limited rights of the shareholders in the Fund, as set forth in the Declaration of Trust, and certain limitations imposed by applicable law, the Fund has full, exclusive and complete power and discretion, without the need for consent or approval of any shareholder in the Fund, to make all decisions and do all things which it deems necessary or desirable in respect of the Fund. The Fund’s rights are similarly limited with respect to the management of Portfolio Funds.

Investments In Private Entities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Private Entities. The investment portfolios of the Portfolio Funds are expected to consist primarily of securities issued by privately held entities for which no established market exists, and operating results in a specified period will be difficult to predict. Little public information exists about many of these entities, and each Portfolio Fund will be required to rely on its diligence efforts to obtain adequate information to evaluate the potential risks and returns involved in investing in these entities. To determine the estimated value of the Portfolio Fund’s investment in private investments, a Portfolio Fund considers, among other things, information provided by the private investments, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Portfolio Fund’s ability to value accurately the Portfolio Fund’s investments.

This risk is heightened due to the closely-held nature of professional sports teams and confidentiality rules imposed on such teams by their governing leagues. Additionally, in the case of investments by a Portfolio Fund in start-up sports ventures, such as new expansion franchises, there will be no operating history for the underlying franchise. Incomplete or inaccurate information could impact both initial and ultimate valuations of such Portfolio Fund’s investments. Therefore, the risk that a Portfolio Fund has the potential to invest on the basis of incomplete or inaccurate information can adversely affect the Portfolio Fund’s and the Fund’s investment performance. The uncertainty regarding information about the Fund’s prospective investments involves a high degree of business and financial risk and subjects the Fund to greater risk than investments in publicly-traded companies. Such investments can result in substantial losses.

Investments In Undervalued Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Undervalued Assets. The Portfolio Funds may invest in assets that the Underlying Manager believes to be undervalued. The identification of investment opportunities in undervalued assets is a difficult task, and there is no assurance that such opportunities will be successfully recognized or acquired. While investments in undervalued assets offer the opportunity for above-average capital appreciation, these investments involve a high degree of financial risk and can result in substantial or complete losses. It is possible that a Portfolio Fund will be required to hold such assets for a substantial period of time before realizing their anticipated value, and there is no assurance that the value of the assets will not decline during such time, which may result in losses for the Fund.

Corporate Bonds Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Corporate Bonds Risk. The Fund may have exposure to corporate bonds. The market value of a corporate bond generally may be expected to rise and fall inversely with interest rates. The market value of intermediate and longer-term corporate bonds is generally more sensitive to changes in interest rates than is the market value of shorter term corporate bonds. The market value of a corporate bond also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate bonds may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Corporate bonds of below investment grade quality are often high risk and have speculative characteristics and may be particularly susceptible to adverse issuer-specific developments.

High Yield And Unrated Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield and Unrated Securities Risk. The Fund and Portfolio Funds may invest in securities rated less than investment grade that are sometimes referred to as high yield or “junk.” These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities. High yield securities present greater risk than securities of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these securities.

Investments In Mezzanine Debt [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Mezzanine Debt. The Fund and Portfolio Funds may invest in mezzanine debt, which generally will be unrated or have ratings or implied or imputed ratings below investment grade. Mezzanine debt or securities are generally unsecured and/or subordinated to other obligations of an issuer, and tend to have greater credit and liquidity risk than that typically associated with investment grade corporate obligations or with obligations that are senior and secured. The risks associated with mezzanine debt or equity investments include a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions may adversely affect the obligor’s ability to pay principal and interest on its debt. Many obligors on mezzanine debt or equity investments are highly leveraged. As such, specific developments affecting such obligors, such as reduced cash flow from operations or the inability to refinance debt at maturity, may also adversely affect such obligors’ ability to meet debt service obligations. Mezzanine debt or equity instruments are often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated.

Default rates for mezzanine debt have historically been higher than such rates for investment grade securities. If the Fund or a Portfolio Fund make an investment that is not secured by collateral and if the issuer in question does not successfully reorganize, the Fund or such Portfolio Fund will have no assurance (as compared to those distressed securities investors that acquire only fully collateralized positions) that it will recover any of the principal that it has invested. While junior, unsecured, equity or quasi-equity investments may benefit from the same or similar financial and other covenants as those enjoyed by the indebtedness ranking more senior to such investments and may benefit from cross-default provisions and security over an issuer’s assets, some or all of such terms may not be part of the particular investments. Moreover, the ability of the Fund or a Portfolio Fund to influence an issuer’s affairs, especially during periods of financial distress or following insolvency, is likely to be substantially less than that of senior creditors. For example, under typical subordination terms, senior creditors are able to block the acceleration of the junior debt or the exercise by junior debt holders of other rights they may have as creditors. Accordingly, the Fund and such Portfolio Fund may not be able to take steps to protect its investments in a timely manner or at all, and there can be no assurance that the return objectives of the Fund or Portfolio Fund will be achieved. In addition, the debt securities in which the Fund may invest may not be protected by financial covenants or limitations upon additional indebtedness, may have limited liquidity, and are not expected to be rated by a credit rating agency.

Investments In Junior Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Junior Securities. The securities in which the Fund and Portfolio Funds invest may be among the most junior in a portfolio investment’s capital structure and, thus, subject to the greatest risk of loss. Generally, there will be no collateral to protect such investments once made.

Direct Lending Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Direct Lending Investments. The Fund may originate debt to private SME companies in accordance with its investment objective, investment strategies, fundamental investment restrictions and the limitations of the 1940 Act, including but not limited to Section 17 thereof. In originating such loans, the Fund will compete with a broad spectrum of lenders, some of which may have greater financial resources than the Fund or may be willing to provide capital on better terms (from a borrower’s standpoint) than the Fund. The increased competition for, or a diminution in the available supply of, qualifying loans may result in lower yields on such loans, which could reduce returns to the Fund. The level of analytical sophistication, both financial and legal, necessary for successful financing to companies, particularly companies experiencing significant business and financial difficulties, is high. There can be no assurance that the Adviser will correctly evaluate the value of the assets collateralizing these loans or the prospects for successful repayment or a successful reorganization or similar action.

Loan origination involves a number of particular risks that may not exist in the case of secondary debt purchases. The Fund may have to rely more on its own resources to conduct due diligence of the borrower. As a result, the diligence is likely to be more limited than the diligence conducted for a broadly syndicated transaction involving an underwriter. Loan origination may also involve additional regulatory risks given licensing requirements for certain types of lending in some jurisdictions. The Adviser will attempt to ensure that the Fund’s investments are compliant with such regulations by reviewing and taking advice on loan origination regulations in each relevant country. However, the scope of these regulatory requirements (and certain permitted exemptions) may vary from jurisdiction to jurisdiction and may change from time to time.

There are also specific risks associated with originating loans to private and middle-market companies that may not exist in the case of large or publicly traded companies. Private and middle-market companies may have limited financial resources and limited access to capital. These limitations may increase the risk of their defaulting on their obligations, leaving creditors, such as the Fund, dependent on guarantees or collateral that they may have obtained. Further, these companies frequently have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which may render such companies more vulnerable to competition, market conditions and general economic downturns. There may also be less publicly available information about these companies as compared to public companies. Additionally, middle-market companies are more likely to depend on the management efforts of a small group of persons. As a result, the death, disability, resignation or termination of one or more of these persons in a given company could have a materially adverse impact on such company’s ability to meet its obligations. Further, these companies may have difficulty accessing the capital markets to meet future capital needs, which may limit the companies’ ability to grow or to repay their outstanding indebtedness upon maturity.

In determining whether to originate a loan, the Adviser considers, among other things, the seniority of its position in the capital structure, the various potential methods of repayment from any underlying collateral, the loan to value ratio and expected duration of the opportunity, and the expected overall projected multiple of invested capital and internal rate of return. The Adviser will analyze the appropriateness of each loan by considering various factors, including but not limited to collateral quality, credit support, structure, market conditions, geographic concentration, interest rate and pre-payment risk before an investment is approved. The Fund does not expect to be involved in the servicing of the loans it originates.

Investments In Distressed Defaulted Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Distressed/Defaulted Securities. The Fund and a Portfolio Fund may invest in the securities of companies involved in bankruptcy proceedings, reorganizations and/or financial restructurings, and that are facing pending covenant violations or significant debt maturities, and may have a more active participation in the affairs of such issuers than is generally assumed by an investor. Such investments could, in certain circumstances, subject the Fund and such Portfolio Fund to certain additional potential liabilities, which may exceed the value of the original investments therein. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. Furthermore, such investments could also subject the Fund and Portfolio Fund to litigation risks or prevent the Fund or Portfolio Fund from disposing of securities. In any reorganization or liquidation proceeding relating to an investment, the Fund and such Portfolio Fund may lose its entire investment, may be required to accept cash or securities with a value less than the original investment and/or may be required to accept payment over an extended period of time. In addition, under certain circumstances, payments to the Fund and Portfolio Fund and distributions by the Fund to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment, or similar transaction under applicable bankruptcy and insolvency laws. In a bankruptcy or other proceeding, the Fund and such Portfolio Fund as a creditor may be unable to enforce its rights in any collateral or may have its security interest in any collateral challenged or disallowed, and its claims may be subordinated to the claims of other creditors.

The market for distressed securities is expected to be less liquid than the market for securities of companies that are not distressed. A substantial length of time may be required to liquidate such securities. Furthermore, at times, a major portion of an issue of distressed securities may be held by relatively few investors, and the market may be limited to a narrow range of potential counterparties such as institutions and investment banks. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when the Adviser believes it advisable to do so or may only be able to sell such securities at a loss. The Fund may also find it more difficult to determine the fair market value of distressed securities for purposes of Fund compliance. In some cases, the Fund may be prohibited by contract from selling its investments for a period of time.

Minority Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Minority Investments. The Portfolio Funds may invest in minority, non-controlling positions of organizations and in organizations over which the Portfolio Funds have no right to exert significant influence. As is the case with minority holdings in general, such minority stakes that the Portfolio Funds may hold will have neither the control characteristics of majority stakes nor the valuation premiums accorded majority or controlling stakes. In holding non-controlling interests, the Portfolio Funds will have a limited ability to create additional value in the entities in which it invests by effecting changes in the strategy and operations of these entities or to protect its positions in such entities. Furthermore, the other owners (including control owners) of such portfolio investments or investment funds may have economic or business interests, investment or operational goals, tax strategies or other considerations that differ from or are inconsistent with those of the Portfolio Funds. Such third parties may be in a position to take action contrary to a Portfolio Fund’s business, tax or other interests, and there can be no guarantee that such Portfolio Fund will be in a position to limit such contrary actions or otherwise protect the value of its investments. Where a Portfolio Fund holds a minority stake, it may be more difficult for such Portfolio Fund to liquidate its interests than it would be had such Portfolio Fund owned a controlling interest in a portfolio investment. There can be no assurance that the Portfolio Funds will be able to control the timing or occurrence of an exit strategy in a manner that maximizes or protects value.

Real Estate Exposure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Exposure. The Fund’s investments may indirectly expose the Fund to risks associated with real estate assets. Real estate historically has experienced significant fluctuations and cycles in performance that may result in reductions in the value of the Fund’s real estate related investments. The performance and value of its investments once acquired depends upon many factors beyond the Fund’s control. The ultimate performance and value of the Fund’s investments is subject to the varying degrees of risk generally incident to the ownership and operation of the properties which collateralize or support its investments. The ultimate performance and value of the Fund’s investments depends upon, in large part, the property owner’s ability to operate the property so that it produces sufficient cash flows necessary either to pay the interest and principal due to the Fund on its investments. Revenues and cash flows may be adversely affected by a number of factors, including:

●	changes in national economic conditions;

●	casualty or condemnation losses;

●	regulatory limitations on rents;

●	acts of war or terrorism, including the consequences of terrorist attacks;
●	decreases in property values;

●	discovery of undisclosed environmental conditions;

●	changes in local real estate market conditions due to changes in national or local economic conditions or changes in local property market characteristics;

●	competition from other properties offering the same or similar services;

●	changes in interest rates and in the state of the debt and equity capital markets;

●	increases in the rate of inflation generally as well as those specifically relating to real estate related services;

●	the ongoing need for capital improvements, particularly in older building structures;

●	changes in real estate tax rates and other operating expenses, which may be increased substantially as a result of regulatory-related compliance costs and higher local tax rates imposed by states and municipalities as a consequence of budget deficits;

●	adverse changes in governmental rules and fiscal policies, civil unrest, acts of God, including floods, earthquakes, hurricanes and other natural disasters, acts of war or terrorism, pandemic outbreaks, which may decrease the availability of or increase the cost of insurance or result in uninsured losses;

●	the availability and timely receipt of regulatory approvals;

●	the cost and timely completion of construction (including risks beyond the control of the Fund, such as weather or labor conditions or material shortages);

●	the availability of both construction and permanent financing on favorable terms;

●	the impact of present or future environmental legislation and compliance with environmental laws;

●	the impact of environmental claims arising in respect of properties with undisclosed or unknown environmental problems or as to which inadequate reserves had been established;

●	natural disasters;

●	energy prices;

●	increased mortgage defaults;

●	the impact of lawsuits which could cause the Fund to incur significant legal expenses and divert management’s time and attention from the day-to-day operations of the Fund; and

●	other factors that are beyond the Fund’s control and the control of the property owners.

In the event that any of the properties underlying the Fund’s investments experiences any of the foregoing events or occurrences, the value of, and return on, such investments would be negatively impacted. In addition, decreases in property values reduce the value of the collateral and the potential proceeds available to a borrower to repay the underlying loan or loans, as the case may be, which could also cause the Fund to suffer losses and the business, financial condition, liquidity and results of operations could be materially and adversely affected. There can be no assurance that current market conditions may not deteriorate during the life of the Fund, which could have a materially adverse effect on the assets of the Fund. Actual or perceived trends in real estate markets do not guarantee, predict or forecast future events, which may differ significantly from those implied by such trends.

Ownership Restrictions In Securities Of Other Investment Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Ownership Restrictions in Securities of Other Investment Companies. Under the 1940 Act, and subject to the Fund’s own limitations, if any, the Fund’s investment in securities issued by other investment companies, subject to certain exceptions, currently is limited to: (1) 3% of the total voting stock of any one investment company; (2) 5% of the Fund’s total assets with respect to any one investment company; and (3) 10% of the Fund’s total assets in the aggregate (such limits do not apply to investments in money market funds). Exemptions in the 1940 Act or the rules thereunder may allow the Fund to invest in another investment company in excess of these limits. In particular, Rule 12d1-4 under the 1940 Act allows the Fund to acquire the securities of another investment company, including exchange-traded funds, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions on the Fund and the Adviser, including limits on control and voting of acquired funds’ shares, evaluations and findings by the Adviser and limits on most three-tier fund structures.

Investments In Non Voting Securities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-Voting Securities. The Fund may need to hold its interest in a Portfolio Fund in non-voting form or limit its voting rights to less than 5% (the “5% limitation”). This limitation on voting rights is intended to ensure that a Portfolio Fund is not deemed an “affiliated person” of the Fund for purposes of the 1940 Act, which may potentially impose limits on transactions with the Portfolio Funds both by the Fund and other clients of the Adviser. There are, however, other statutory tests of affiliation (such as on the basis of control), and a Portfolio Fund may be deemed an “affiliated person” of the Fund notwithstanding these limitations. If this were the case, transactions between the Fund and a Portfolio Fund could potentially be subject to the prohibitions of the 1940 Act if an appropriate exemption were not available.

In order to comply with this 5% limitation, the Fund may, at the time of investment, elect to invest in a class of a Portfolio Fund’s non-voting securities (if such a class is available) or enter into a contractual arrangement under which the Fund irrevocably waives all voting rights associated with the investment or those that would exceed the 5% limitation. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. Other investment funds or accounts managed by the Adviser also may waive voting rights in a particular Portfolio Fund. Determinations of whether the Fund will waive its voting rights are made by the Adviser as part of the investment process. When deciding to waive voting rights, the Adviser considers only the interests of the Fund and not the interests of the Adviser or those of its other clients.

As a general matter, unlike public corporations or registered investment companies, the Portfolio Funds in which the Fund will invest provide their investors with an ability to vote only under limited circumstances (if at all). The Fund’s practices regarding investment in non-voting securities of Portfolio Funds or waivers of its voting rights are, therefore, not expected to adversely affect the Fund’s operations or its rights as an investor in a Portfolio Fund. It is possible, however, that the Fund could be precluded from participating in a vote on a particular issue, including an issue that may have a material adverse consequence to the Fund. The Adviser considers this risk minimal relative to the increased flexibility potentially available to the Fund and its investors from investing in non-voting securities.

Follow On Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Follow-on Investments. The Fund may be called upon to provide additional funds to Portfolio Funds. No assurance can be made that any follow-on investment made by the Fund will be profitable to the Fund. The Fund has discretion to make follow-on investments, subject to the availability of capital resources. Any decision by the Fund not to make a follow-on investment or its inability to make such investments may jeopardize the continued viability of an underlying portfolio company and the Fund’s initial investment, or may result in a missed opportunity for the Fund to increase its participation in a successful operation. Even if the Fund has sufficient capital to make a desired follow-on investment, the Adviser may elect not to make a follow-on investment because the Adviser may not want to increase the Fund’s level of risk or because the Adviser prefers other opportunities for the Fund.

Investments In Non U S Markets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Non-U.S. Markets. The Portfolio Funds may invest in Portfolio Companies headquartered and operating principally or primarily located outside the United States. Such investments may involve certain country-specific risks not otherwise present in domestic investments, including: (i) currency exchange matters, including fluctuations in foreign exchange rates and the costs associated with conversion of investment principal and income from one currency to another; (ii) differences between the U.S. and non-U.S. real estate markets and securities markets, including potential price volatility in, and relative illiquidity of, some non-U.S. securities markets, the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and the need for significant government approvals under corporate, securities, exchange controls, non-U.S. investment and other similar laws and regulations; (iii) certain economic and political risks, including potential exchange control regulations, potential restrictions on foreign investment and repatriation of capital and the risks associated with political, economic and social instability; (iv) the possible imposition of filing requirements and/or non-U.S.

taxes on income and gains recognized, gross proceeds, or other amounts with respect to such investments or securities; and (v) the financing and structuring of alternative investments or products and exit strategies that differ substantially from those commonly used in the United States.

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Currency Risk. Changes in foreign currency exchange rates may affect the value of instruments held by the Portfolio Funds and the unrealized appreciation or depreciation of investments. Currencies of certain countries may be volatile and, therefore, may affect the value of instruments denominated in such currencies, which means that the Portfolio Funds’ NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. The Portfolio Funds may, but are not required to, elect for the Portfolio Fund to seek to protect itself from changes in currency exchange rates through hedging transactions depending on market conditions. The Portfolio Funds may incur costs in connection with the conversions between various currencies. In addition, certain countries may impose foreign currency exchange controls or other restrictions on the repatriation, transferability or convertibility of currency.

Foreign Non U S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign (Non-U.S.) Securities Risk. The Portfolio Funds may invest in foreign securities, which have investment risks different from those associated with domestic securities. Changes in foreign economies and political climates are more likely to affect a Portfolio Fund with investments in foreign securities than another fund that invests exclusively in domestic securities. The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.

Nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments, including the imposition of sanctions or other similar measures, could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in that country. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent the Fund invests in emerging market securities that are economically tied to a particular region, country or group of countries, the Fund may be more sensitive to adverse political or social events affecting that region, country or group of countries. Economic, business, political, or social instability may affect emerging market securities differently, and often more severely, than developed market securities.

Investments In Less Established Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Less Established Companies. To the extent that the Fund or any Portfolio Fund invests in the securities of entities which are less established companies or early-stage companies, such investments may involve greater risks than generally are associated with investments in more established companies. To the extent there is any public market for the securities held by the Fund or any Portfolio Fund, such securities may be subject to more abrupt and erratic market price movements than those of larger, more established companies. Less established companies tend to have lower capitalizations and fewer resources and, therefore, often are more vulnerable to financial failure, the risk of which is currently heightened given present market conditions. Such companies tend to have shorter operating histories by which to judge performance. Start-up enterprises in the communications and related industries may not have significant or any operating revenues, and any such investment should be considered highly speculative and may result in the loss of the Fund’s entire investment therein. In addition, less mature companies could be deemed to be more susceptible to irregular accounting or other fraudulent practices. In the event of fraud by any company in which the Fund invests, the Fund may suffer a partial or total loss of capital invested in that company. There can be no assurance that any such losses will be offset by gains (if any) realized on the Fund’s other investments.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk. The Fund and Portfolio Funds may invest in debt securities (also known as “fixed income securities”) including bonds, notes and debentures issued by U.S. and foreign corporations and governments. These securities may pay fixed, variable or floating rates of interest, and may include zero coupon obligations. Debt securities are generally subject to the risks described below and further herein:

Issuer Risk. Specific securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held by the Fund and Portfolio Funds may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Interest Rate Risk. The debt securities that the Fund and Portfolio Funds may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund or Portfolio Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally.

Prepayment risk. During periods of declining interest rates, borrowers may prepay principal. This may force the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions.

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Reinvestment risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate.

Duration and maturity risk. The Fund may seek to adjust the duration or maturity of its investments in debt securities based on its assessment of current and projected market conditions. The Fund may incur costs in seeking to adjust the average duration or maturity of its portfolio of debt securities. There can be no assurances that the Fund’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk. Specific securities can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of an issuer’s securities that are held by the Fund and Portfolio Funds may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Prepayment risk. During periods of declining interest rates, borrowers may prepay principal. This may force the Fund to reinvest in lower yielding securities, resulting in a possible decline in the Fund’s income and distributions.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. There is a risk that debt issuers will not make payments, resulting in losses to the Fund. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult to sell the security. Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares. In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reinvestment risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the portfolio’s current earnings rate.

Duration And Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Duration and maturity risk. The Fund may seek to adjust the duration or maturity of its investments in debt securities based on its assessment of current and projected market conditions. The Fund may incur costs in seeking to adjust the average duration or maturity of its portfolio of debt securities. There can be no assurances that the Fund’s assessment of current and projected market conditions will be correct or that any strategy to adjust duration or maturity will be successful.

Special Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Special Tax Risks. The Fund intends to satisfy the requirements each taxable year necessary to qualify as an RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, certain ongoing asset diversification, source-of-income and annual distribution requirements. Each of these ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Fund obtain information from the Portfolio Funds in which the Fund is invested.

If before the end of any quarter of its taxable year, the Fund believes that it may fail any of the asset diversification requirements, the Fund may seek to take certain actions to avert such a failure. However, certain actions typically taken by RICs to avert such a failure (e.g., the disposition of assets causing the diversification discrepancy) may be difficult for the Fund to pursue because the Fund may redeem its interest in an investment only at certain times specified by the governing documents of each respective investment. While the Code ordinarily affords the Fund a 30-day period after the end of the relevant quarter in which to cure a diversification failure by disposing of non-diversified assets, the constraints on the Fund’s ability to effect a redemption from an investment referred to above may limit utilization of this cure period. As a result, compliance with the RIC requirements may hinder the Fund’s ability to operate solely on the basis of profit maximization and may require the Fund to liquidate investments from its portfolio, or refrain from making, otherwise attractive investments. These actions could have the effect of reducing the Fund’s income and amounts available for distribution.

Even if the Fund qualifies for taxation as a RIC, it may be subject to certain U.S. federal, state and local taxes on its income and assets, including taxes on any undistributed income or property. Any of these taxes would decrease cash available for distribution. For instance:

●	To the extent that the Fund satisfies the distribution requirement but distributes less than 100% of its RIC “investment company taxable income,” it would be subject to U.S. federal corporate income tax on the undistributed income.

●	The Fund will be subject to a 4% nondeductible excise tax on the amount, if any, by which distributions it pays in any calendar year are less than the sum of (i) 98% of its ordinary taxable income (taking into account certain deferrals and elections) for the calendar year, (ii) 98.2% of its capital gain net income (adjusted for certain ordinary losses) for the one-year period ending on October 31 of the calendar year, and (iii) any ordinary income and capital gains for previous years that were not distributed during those years.

●	The Fund may be subject to state or local income, property and transfer taxes, such as mortgage recording taxes.

If the Fund fails to satisfy the asset diversification or other RIC requirements, it may lose its status as a RIC under the Code. In that case, all of its taxable income would be subject to U.S. federal income tax at regular corporate rates without any deduction for distributions to shareholders. The Fund might be required to borrow or liquidate some of its investments in order to pay the applicable tax. In addition, all distributions (including distributions of net capital gain) to shareholders would be characterized as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Accordingly, disqualification as a RIC would have a material adverse effect on the value of the Fund’s shares and the amount of the Fund’s distributions.

For more discussions on tax impact on the Fund, see “U.S. Federal Income Tax Matters”.

Risks Related To The Use Of Blocker Entities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to the Use of Blocker Entities. The Fund utilizes intermediary entities, commonly known as “blocker corporations,” to facilitate investments and ensure compliance with the income requirements necessary for the Fund to qualify as an RIC. While these structures aim to protect investors from direct tax liabilities, the blocker entities are subject to corporate-level taxation. Consequently, taxation at the blocker level may reduce the overall returns of the Fund.

Material Nonpublic Information [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Material Nonpublic Information. The Fund and the Adviser may acquire confidential or material nonpublic information or be restricted from initiating transactions relating to certain securities, although internal structures are in place to prevent such exchanges of information. No such party will be free to divulge, or to act upon, any such confidential or material nonpublic information.

Uncertainty Of Sports League Approvals And Potential Investment Barriers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertainty of Sports League Approvals and Potential Investment Barriers. Investments in sports-related opportunities are subject to approvals by governing sports leagues, which have broad discretion in permitting or restricting ownership. There is no assurance that necessary approvals will be granted or maintained. Additionally, sports leagues may change their rules regarding who can invest or impose new barriers to entry, which could adversely impact the Fund or Portfolio Funds’ ability to make or retain investments in this sector.

Impact Of Professional Sports League Governance [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Impact of Professional Sports League Governance. Professional sports leagues in which some of the Portfolio Funds’ anticipated portfolio investments participate have their own set of governance rules, which are likely to impose operational or other restrictions on such Portfolio Funds’ portfolio investments. Such professional sports league rules are dynamic and subject to change without a Portfolio Fund’s consent or approval. In connection with seeking to execute such a Portfolio Fund’s investment strategy, the Underlying Manager may enter into agreements with one or more professional sports leagues that could potentially have the effect of impacting such Portfolio Fund and certain of its portfolio investments and affecting the Underlying Manager’s determinations with respect to such Portfolio Fund. Among other things, such agreements could potentially subject the Underlying Manager and the Portfolio Fund to compliance with certain professional sports league rules (including rules that have the potential to restrict the Portfolio Fund’s operation, such as the Portfolio Fund’s ability to incur indebtedness or make distributions in kind) and may grant certain consent rights to professional sports leagues, including over the Portfolio

Fund’s ability to make or exit from certain investments (including controlling how and to whom a portfolio investment may be sold) and the Underlying Manager’s ability to consent to amendments to the Portfolio Fund’s operating agreement and to transfers of limited partners interests. In certain situations, the Portfolio Fund could be required by a professional sports league to divest or otherwise transfer one or more of its portfolio investments (including, in addition to investments in professional sports franchises, other investments that are viewed by a professional sports league to violate such league’s rules). For example, with respect to portfolio investments in NBA franchises, specifically, (i) if any limited partner of a Portfolio Fund violates a rule of the National Basketball Association (the “NBA”), the NBA can require such Portfolio Fund to sell any NBA franchise portfolio investment, and in such a case, the NBA can sell such investment(s) on the Portfolio Fund’s behalf, on any terms of the NBA’s choosing (including with respect to price) and (ii) to the extent the Fund holds a portfolio investment that is not an NBA franchise and such portfolio investment acquires a subsidiary that the NBA objects to, the NBA can require the Portfolio Fund to sell its interest in such portfolio investment. Moreover, professional sports leagues often otherwise assert control over certain matters that may affect one or more portfolio investments, such as telecast rights, licensing rights, the length and format of the playing season, the operating territories of member teams, admission of new members, franchise relocations, labor relations with players associations, collective bargaining, free agency, and luxury taxes and revenue sharing. In addition, sports leagues are generally expected to impose certain restrictions on the ability of team owners to undertake some types of transactions in respect of teams, including changes in ownership, relocation and certain types of financing transactions or other liquidity options. League governing documents and team agreements with the leagues will likely also purport to limit the manner in which a portfolio investment is permitted to challenge decisions and actions by a league commissioner or the league itself. It is also possible that league rules, or the interpretation thereof, will likely change without the Portfolio Fund’s consent or approval, and any such change could be unfavorable to the Portfolio Fund. Professional sports leagues could also require a Portfolio Fund to be jointly and severally liable with a franchise in which the Portfolio Fund invests for obligations imposed by such relevant professional sports league on such franchise and/or for representations and warranties made by other investors in such franchise to such professional sports league.

In certain cases, the aforementioned matters could impair the Underlying Managers or any of their portfolio investment’s ability to proceed with a transaction or other course of action that is in its respective best interest if such transaction or course of action is prohibited by applicable league rules or if required league approval or consent cannot be obtained in a timely manner or at all, which may materially negatively affect such Portfolio Fund and/or one or more of its portfolio investments.

Collective Bargaining [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Collective Bargaining. Professional sports leagues have a history of player and referee unionization, and it is expected that most, if not all, professional sports leagues that certain of the Portfolio Fund intend to make investments in (including, through its direct or indirect ownership of one or more professional sports franchises) will have a fully or partially unionized workforce or employees who are covered by a collective bargaining agreement, which could subject any such portfolio investment’s activities and labor relations matters to complex laws and regulations relating thereto. Moreover, a portfolio investment’s operations and profitability could suffer if the applicable professional sports league experiences labor relations problems. Upon the expiration of a professional sports league’s collective bargaining agreements, there is no guarantee that such league will be able to negotiate new collective bargaining agreements on terms favorable to it, and its business operations and the operations of one or more of a Portfolio Fund’s investments in such professional sports league may be interrupted as a result of labor disputes or difficulties and delays in the process of renegotiating its collective bargaining agreements. Any such interruption could have a material adverse effect on the business, results of operations and financial conditions of such portfolio investments. Moreover, in certain cases, multiple portfolio investments may be negatively impacted by related labor relations issues (e.g., in the case of a league-wide work stoppage or lockout, of which there is historical precedent). Any such problems additionally have the potential to bring scrutiny and attention to the Fund itself, which could adversely affect a Portfolio Fund’s ability to implement its investment objectives.

Geopolitical Currency And Regulatory Risks Of International Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geopolitical, Currency, and Regulatory Risks of International Investments. The Fund’s direct or indirect investments in international sports leagues expose it to geopolitical, currency and regulatory risks. League rules, political instability, government intervention, evolving tax laws, and regulatory changes may negatively impact operations, valuations, and exit opportunities. Additionally, currency volatility could materially affect asset valuations and overall returns. These risks can adversely impact the Fund’s performance and its ability to realize gains from international investments.

Uncertain Consumer Demand [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Uncertain Consumer Demand. The Fund’s strategy includes direct or indirect investments in SME opportunities - industries that are highly competitive and subject to unpredictable consumer interests. The ability of companies in these sectors to succeed depends on numerous factors, including the availability of creative ideas, talent, and projects that can be developed, produced, acquired, marketed or distributed successfully. Each creative work—whether films, TV shows, sports broadcasts, or live events—represents an individual project whose commercial success is inherently uncertain and primarily determined by consumer appeal and market reception.

The live entertainment industry, including sports and related events, is particularly sensitive to changing public interests and societal trends. Companies must accurately anticipate consumer interests to attract audiences, and any failure to do so may lead to underperformance, affecting attendance numbers and associated revenue. Their success also ties closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace. Furthermore, the success of media content is influenced by critical reviews, accolades, and audience reception, all of which drive viewership and revenue. If a project fails to connect with its intended audience, it may experience reduced performance, which can impact broadcasting rights valuations and diminish royalty income for the Fund.

There can be no assurance that audiences for media, sports, and live entertainment content across different geographies and revenue streams will remain constant or grow. Given the volatile and hit-or-miss nature of entertainment projects, the performance of the SME Investments is subject to significant risk and uncertainty, potentially impacting returns in the event of audience disinterest, changing trends, or broader economic downturns affecting the industry.

Media And Broadcasting Shifts [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Media and Broadcasting Shifts. The media landscape is undergoing significant structural changes, driven by stresses on legacy media companies and regional sports networks (“RSN”), as well as ongoing consolidation among major media players. This evolving environment presents substantial risks to the Fund’s SME Investments, particularly those that rely on revenue from media rights agreements. The financial instability of key partners in the RSN space, challenges faced by traditional broadcast and cable networks, and potential failures of consolidation efforts could lead to unpredictable disruptions in media rights deals, potentially affecting both pricing and availability. Furthermore, the uncertain regulatory landscape and shifts in consumer preferences towards direct-to-consumer streaming services may amplify the instability in media contracts. As such, there is a risk that anticipated revenues from media rights may not materialize or may be subject to unfavorable renegotiation, which could negatively impact the Fund’s performance.

Technological Disruption And Uncertain Impact [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Technological Disruption and Uncertain Impact. The rapid evolution of technology in the SME industry presents a significant risk to the Fund. Traditional distribution channels are being disrupted by the proliferation of digital streaming platforms and the shift towards direct-to-consumer (“DTC”) models. These technological changes have introduced new competitors and altered the economics of content distribution, with established players struggling to adapt and new entrants competing aggressively for market share. The success of investments in these digital initiatives is highly uncertain—there is no guarantee that these digital streaming platforms or DTC strategies will achieve profitability or that they will capture a sustainable share of the evolving media landscape. Moreover, shifts in consumer preferences, increased competition, and rapid technological changes could result in certain platforms failing altogether, leading to losses on related investments. The ultimate beneficiaries of this technological disruption remain unclear, and the Fund’s direct or indirect investments in these areas may not perform as expected, potentially leading to underperformance or capital loss.

Risk Of Tax Law Changes [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Tax Law Changes. Changes to tax laws may negatively impact the valuation and profitability of sports franchise investments. Current tax benefits, such as goodwill amortization, deductions for player salaries and stadium expenses, and pass-through tax structures, enhance cash flow and valuations. However, legislative or regulatory changes—such as limiting goodwill amortization, restricting deductions, or increasing capital gains taxes—could reduce profitability, lower franchise valuations, and extend investment holding periods. Any such changes could materially impact the Fund’s returns and investment strategy, and we cannot predict the likelihood or timing of future tax law revisions.

Risks Related To Investing In The Entertainment Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Investing in the Entertainment Industry. Entertainment companies may be impacted by high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry, and entertainment products may face a risk of rapid obsolescence. Entertainment companies are subject to risks that include cyclicality of revenues and earnings, changing tastes and topical interests, and decreases in the discretionary income of their targeted consumers. Sales of content through physical formats and traditional content delivery services may be displaced by new content delivery mechanisms, such as streaming technology, and it is possible that such new content delivery mechanisms may themselves become obsolete over time. The entertainment industry is regulated, and changes to rules regarding advertising and the content produced by entertainment companies can increase overall production and distribution costs. Companies in the entertainment industry have at times faced increased regulatory pressure which has delayed or prohibited the release of entertainment content.

Risk Of Future Global Pandemics [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risk of Future Global Pandemics. The Fund faces significant risks related to global pandemics, which can severely impact the SME group of industries. Pandemics can lead to widespread cancellations and postponements of sports games, concerts, and other live events, resulting in substantial revenue losses for these industries. The inability to hold live events not only affects ticket sales and on-site revenue but also disrupts associated media rights and sponsorship deals. Additionally, prolonged periods of event cancellations can erode consumer confidence and alter long-term consumption patterns, potentially leading to decreased future demand. While we strive to mitigate these risks through strategic diversification and flexible investment approaches, the inherent uncertainty and potential for significant operational disruptions due to global pandemics remain a material risk factor for the Fund.

Royalties [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Royalties. The Portfolio Funds may make portfolio investments in royalties related to SME. Intellectual property laws are important in underpinning the value and potential revenue of such investments. Such laws vary across sectors, and there can be no guarantee that such laws will not be changed, amended or rescinded in a way that negatively affects the portfolio investments of the Portfolio Funds. In the entertainment sector, the protection and duration of copyrights are essential. Copyrights are generally valid for the life of the creator plus an additional 50 to 70 years, depending on the jurisdiction. As these protections near expiration, the content transitions to the public domain, and its ability to generate revenue ceases. Changes in legislation that modify copyright duration or enforcement can significantly impact a Portfolio Fund’s financial outcomes with respect to such investments. In addition, investments by Portfolio Funds in brand royalties depend on the strength of trademarks and patents, which secure exclusive market rights for distinctive names, logos, designs, and innovations. Vulnerabilities arise if these intellectual property rights are infringed upon, used without authorization, legally challenged, or invalidated in court. These incidents not only threaten revenue but also lead to expensive legal defenses necessary to maintain the intellectual property rights. Further, royalty investments are substantially reliant on licensing agreements. These agreements may grant the Portfolio Fund or its portfolio investments the right to receive royalty payments from brand owners, creators, or operators in exchange for the authorized use of specific intellectual properties. The continuity and profitability of these income streams hinge significantly on the durability and enforceability of such licensing agreements. There is an inherent risk that during renegotiation phases, these contracts may not be renewed under terms as favorable as the original, or they might be terminated prematurely. Such occurrences can disrupt or reduce the future royalty payments expected by the Portfolio Fund making such investments.

Acquisition Of Equity In Existing Royalty Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Acquisition of Equity In Existing Royalty Companies. Investing in equity of existing royalty companies exposes the Portfolio Funds to inherent risks associated with equity ownership. These risks may include exposure to stock market volatility, which can significantly affect the value of the equity regardless of the target company’s performance. Additionally, a Portfolio Fund assumes company-specific operational risks, which encompass potential challenges related to the royalty company’s operational efficiency, competitive position, and overall financial health. The Portfolio Funds’ investments are also subject to the quality of the relevant target royalty company’s management and their strategic decisions, which can impact the company’s profitability and the Portfolio Fund’s expected returns. Such exposure to the managerial decisions and performance of the royalty company means that the success of such investments by the Portfolio Fund will be affected by the royalty company’s governance and strategic direction.

Regulatory And Copyright Issues [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Regulatory and Copyright Issues. The SME industry is subject to a complex and evolving regulatory environment, encompassing varied copyright, legal, and distribution laws across different jurisdictions. Companies in this sector must navigate diverse intellectual property (“IP”) regulations that protect copyrights, trademarks, and patents, which may differ significantly by region. Changes or inconsistencies in IP laws, challenges in enforcing rights, or disputes over copyright infringement can create substantial legal risks and potential liabilities. Additionally, compliance with diverse content distribution regulations in various countries can be burdensome and costly, potentially limiting the scope of content delivery or resulting in penalties. These regulatory complexities could adversely impact the Fund.

Investments In The Portfolio Funds Generally Dependence On The Underlying Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in the Portfolio Funds Generally; Dependence on the Underlying Managers. Because the Fund invests in Portfolio Funds, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Underlying Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s net asset value may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. Certain risks related to the investment strategies and techniques utilized by the Underlying Managers are described under “—Risks Related to the Fund’s Investments” and “—Risks Related to SME Investments” above. The success of the Fund depends upon the ability of the Underlying Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Underlying Managers, or the terms of any such investments. In addition, the Underlying Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Underlying Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds Are Not Registered [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds are Not Registered. The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of managers, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Underlying Managers may not be registered as investment advisers under the Advisers Act. As an investor in the Portfolio Funds managed by Underlying Managers that are not registered as investment advisers, the Fund will not have the benefit of certain of the protections of the Advisers Act.

In addition, the Portfolio Funds typically do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund will invest may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that an Underlying Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by an Underlying Manager to its own use. There can be no assurance that the Underlying Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Underlying Managers will be protected.

Prospective investors should understand that the Fund is an appropriate investment only for investors who can tolerate a high degree of risk, including lesser regulatory protections in connection with the Fund’s investments in Portfolio Funds than might normally be available through investments in registered investment company vehicles.

Portfolio Funds Are Generally Non Diversified [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds are Generally Non-Diversified. While there are no regulatory requirements that the investments of the Portfolio Funds be diversified, some Portfolio Funds may undertake to comply with certain investment concentration limits. Portfolio Funds may at certain times hold large positions in a relatively limited number of investments. Portfolio Funds may target or concentrate their investments in particular markets, sectors or industries. Those Portfolio Funds that concentrate in a specific industry or target a specific sector will also be subject to the risks of that industry or sector, which may include, but are not limited to, rapid obsolescence of technology, sensitivity to regulatory changes, minimal barriers to entry and sensitivity to overall market swings. As a result, the net asset values of such Portfolio Funds may be subject to greater volatility than those of investment companies that are subject to diversification requirements and this may negatively impact the net asset value of the Fund.

Portfolio Funds Securities Are Generally Illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds’ Securities are Generally Illiquid. The securities of the Portfolio Funds in which the Fund invests or plans to invest will generally be illiquid. Subscriptions to purchase the securities of Portfolio Funds are generally subject to restrictions or delays. Similarly, the Fund may not be able to dispose of Portfolio Fund interests that it has purchased in a timely manner and, if adverse market conditions were to develop during any period in which the Fund is unable to sell Portfolio Fund interests, the Fund might obtain a less favorable price than that which prevailed when it acquired or subscribed for such interests, and this may negatively impact the net asset values of the Fund.

Portfolio Fund Operations Not Transparent [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Fund Operations Not Transparent. The Adviser does not control the investments or operations of the Portfolio Funds. An Underlying Manager may employ investment strategies that differ from its past practices and are not fully disclosed to the Adviser and that involve risks that are not anticipated by the Adviser. Some Underlying Managers may have a limited operating history, and some may have limited experience in executing one or more investment strategies to be employed for a Portfolio Fund. Furthermore, there is no guarantee that the information given to the Administrator and reports given to the Adviser with respect to the Fund Investments will not be fraudulent, inaccurate or incomplete.

Valuation Of The Funds Interests In Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Interests in Portfolio Funds. The valuation of the Fund’s investments in Portfolio Funds is ordinarily determined based upon valuations provided by the Underlying Managers of such Portfolio Funds which valuations are generally not audited. A majority of the securities in which the Portfolio Funds invest will not have a readily ascertainable market price and will be valued by the Underlying Managers. In this regard, an Underlying Manager may face a conflict of interest in valuing the securities, as their value may affect the Underlying Manager’s compensation or its ability to raise additional funds. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Portfolio Fund, the accuracy of the valuations provided by the Portfolio Funds, that the Portfolio Funds will comply with their own internal policies or procedures for keeping records or making valuations, or that the Portfolio Funds’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could prove in hindsight to have been wrong, potentially by significant amounts. No assurance can be given regarding the valuation methods or the sufficiency of inputs utilized by Underlying Managers.

An Underlying Manager’s information could be inaccurate due to fraudulent activity, misvaluation or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time. Even if the Adviser elects to cause the Fund to sell its interests in such a Portfolio Fund, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Underlying Manager’s valuations of such interests could remain subject to such fraud or error, and the Valuation Designee may determine to discount the value of the interests or value them at zero. Shareholders should be aware that situations involving uncertainties as to the valuations by Underlying Managers could have a material adverse effect on the Fund if the Underlying Manager’s, the Adviser’s or the Fund’s judgments regarding valuations should prove incorrect. Prospective investors who are unwilling to assume such risks should not make an investment in the Fund.

Multiple Levels Of Fees And Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses. Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund which did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, an Underlying Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its shareholders, even if the overall performance of the Fund is negative. The performance-based compensation received by an Underlying Manager also may create an incentive for that Underlying Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Investors that invest in the Fund through financial advisers or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisers or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Inability To Vote [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inability to Vote. To the extent that the Fund owns less than 5% of the voting securities of each Portfolio Fund, it may be able to avoid that any such Portfolio Fund is deemed an “affiliated person” of the Fund for purposes of the 1940 Act (which designation could, among other things, potentially impose limits on transactions with the Portfolio Funds, both by the Fund and other clients of the Adviser). To limit its voting interest in certain Portfolio Funds, the Fund may enter into contractual arrangements under which the Fund irrevocably waives its rights (if any) to vote its interests in a Portfolio Fund. These voting waiver arrangements may increase the ability of the Fund and other clients of the Adviser to invest in certain Portfolio Funds. However, to the extent the Fund contractually forgoes the right to vote the securities of a Portfolio Fund, the Fund will not be able to vote on matters that require the approval of such Portfolio Fund’s investors, including matters which may be adverse to the Fund’s interests. There are, however, other statutory tests of affiliation (such as on the basis of control), and, therefore, the prohibitions of the 1940 Act with respect to affiliated transactions could apply in certain situations where the Fund owns less than 5% of the voting securities of a Portfolio Fund. If the Fund is considered to be affiliated with a Portfolio Fund, transactions between the Fund and such Portfolio Fund may, among other things, potentially be subject to the prohibitions of Section 17 of the 1940 Act notwithstanding that the Fund has entered into a voting waiver arrangement.

Consortium Or Offsetting Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Consortium or Offsetting Investments. The Underlying Managers may invest in consortia, which could result in increased concentration risk where multiple Portfolio Funds in the Fund’s portfolio each invest in a particular underlying company. In other situations, Portfolio Funds may hold economically offsetting positions. To the extent that the Underlying Managers do, in fact, hold such offsetting positions, the Fund’s portfolio, considered as a whole, may not achieve any gain or loss despite incurring fees and expenses in connection with such positions. In addition, Underlying Managers are compensated based on the performance of their portfolios. Accordingly, there often may be times when a particular Underlying Manager may receive incentive compensation in respect of its portfolio for a period even though the Fund’s net asset values may have decreased during such period. Furthermore, it is possible that from time to time, various Underlying Managers selected by the Adviser may be competing with each other for investments in one or more markets.

Limitations On Ability To Invest In Portfolio Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations on Ability to Invest in Portfolio Funds. Certain Underlying Managers’ investment approaches can accommodate only a certain amount of capital. Underlying Managers typically endeavor not to undertake to manage more capital than such Underlying Manager’s approach can accommodate without risking a potential deterioration in returns. Accordingly, each Underlying Manager has the right to refuse to manage some or all of the Fund’s assets that the Adviser may wish to allocate to such Underlying Manager. Further, continued sales of Shares would dilute the indirect participation of existing shareholders with such Underlying Manager.

In addition, it is expected that the Fund will be able to make investments in particular Portfolio Funds only at certain times, and commitments to Portfolio Funds may not be accepted (in part or in their entirety). As a result, the Fund may hold cash or invest any portion of its assets that is not invested in Portfolio Funds in cash equivalents, short-term securities or money market securities pending investment in Portfolio Funds. To the extent that the Fund’s assets are not invested in Portfolio Funds, the Fund may be unable to meet its investment objective.

Rule 18f-4 under the 1940 Act, among other things, may impact the ability of the Fund to enter into unfunded commitment agreements, such as capital commitments to Portfolio Funds. Under Rule 18f-4, the Fund may enter into an unfunded commitment agreement, notwithstanding the asset coverage requirements of Section 18 of the 1940 Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as they come due.

Indemnification Of Portfolio Funds And Underlying Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnification of Portfolio Funds and Underlying Managers. The Fund may agree to indemnify certain of the Portfolio Funds and the Underlying Managers and their respective officers, directors, and affiliates from any liability, damage, cost, or expense arising out of, among other things, acts or omissions undertaken in connection with the management of Portfolio Funds or direct investments. If the Fund were required to make payments (or return distributions received from such Portfolio Funds or direct investments) in respect of any such indemnity, the Fund could be materially adversely affected.

Termination Of The Funds Interest In A Portfolio Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Portfolio Fund. A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

General Risks Of Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

General Risks of Secondary Investments. The overall performance of the Fund’s secondary investments depends in large part on the acquisition price paid, which may be negotiated based on incomplete or imperfect information. The market for investments in secondary investments is inefficient and highly illiquid, and no efficient market is expected to develop during the term of the Fund. Moreover, the market for investments in secondary investments has been evolving and is likely to continue to evolve, covering a broader spectrum of investments beyond traditional private equity secondary investments, including those with similarly underwritten risk and return profiles. The Fund expects to make investments on an opportunistic basis primarily but not exclusively from existing investors in the Portfolio Funds. In particular, the Fund expects to target purchases of interests in the Portfolio Funds from institutional and other investors, who may be less motivated to sell interests in the Portfolio Funds during periods when the performance of such Portfolio Funds is volatile. Also, because the market may evolve, the Fund may require expertise from the Adviser that may not be evidenced by the Adviser’s past track record of performance as much as it is for traditional private equity investments. There can be no assurance that the Fund will be successful in consummating the types of transactions contemplated, that it will otherwise be able to identify sufficient secondary investment opportunities or other opportunities consistent with its investment objectives, that it will acquire sufficient secondary investments or other investments on attractive terms, or that it will otherwise be successful in implementing its investment objectives or avoiding losses (up to and including the loss of the entire amount invested). Further, although the Adviser has identified successful investments in the past, there can be no assurance that it will continue to do so. The Adviser may not be able to execute its investment objectives or generate returns to the Fund’s investors commensurate with the risks of investing in the types of transactions described in this Prospectus. An investment in the Fund should only be considered by persons who can afford a loss of their entire investment. Past performance of investments and investment entities associated with the Adviser is not necessarily indicative of future results, and there can be no assurance that the Fund will attain performance that is comparable to investment performance achieved by the Adviser for its other clients included in the performance record.

Certain secondary investments may be purchased as a portfolio, and in such cases the Fund may not be able to exclude from such purchases those investments that the Adviser considers (for commercial, tax, legal or other reasons) less attractive. In addition, the costs and resources required to investigate the commercial, tax and legal issues relating to secondary investments may be greater than those relating to primary investments. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so.

Non Traditional Secondary Investments Joint Investments Other Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Traditional Secondary Investments; Joint Investments; Other Investments. The Fund may invest with third-parties and otherwise through joint ventures, structured transactions and similar arrangements, and may invest in “synthetic secondaries” or other non-traditional secondary investments such as fund recapitalizations, as well as other assets. These investments may be designed to share risk in the underlying investments with third-parties or may involve the Fund taking on greater risk generally with an expected greater return or reducing risk with a corresponding reduction in control or in the expected rate of return. These arrangements may expose the Fund to additional risks, including risks associated with counterparties and risks associated with the lack of registered title to the investments in the Portfolio Funds, in addition to the normal risks associated with the Portfolio Funds, their managers and portfolio companies. In addition, the Fund may make other investments with risk and return profiles that the Adviser determines to be similar to those of traditional secondary investments. These investments may be outside the core expertise of the Adviser and may involve different risks to those of traditional secondary investments.

Restrictions On Transfers Of Secondary Interests [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Restrictions on Transfers of Secondary Interests. The secondary interests in which the Fund may invest are highly illiquid, long-term in nature and typically subject to significant restrictions on transfer, including a requirement for approval of the transfer by the general partner or the investment manager of the Portfolio Fund, and often rights of first refusal in favor of other investors. Completion of the transfer is often time-consuming and relatively difficult as compared to a transfer of other securities.

Although the Adviser believes that the Fund will be viewed by the general partners or investment managers as an attractive investor, there can be no assurance that the Fund will be successful in closing on acquisitions of secondary interests, even in situations where it has signed a binding contract to acquire the investments. For example, a general partner or investment manager may expect a secondary buyer to commit on a primary basis to a new fund it is sponsoring as a condition to its consent to the secondary transfer, and the Fund may not be able or willing to close on such a “stapled secondary” transaction as a result of such condition. In addition, as part of the transfer of an interest in a Portfolio Fund, the Fund may assume the obligations of the seller as owner of the interest, including the obligation to return distributions previously received by the seller in respect of investments made by the Portfolio Fund prior to such transfer, including investments that are not owned by the Portfolio Fund at the time of such transfer. The Fund may or may not be indemnified by the seller against these obligations, but if the Fund is not so indemnified or if it is unable to recover on the indemnity, the Fund will suffer the economic loss.

Competition For Investments By Secondary Funds [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investments by Secondary Funds. The activity of identifying and completing attractive investments for the Fund is highly competitive and involves a high degree of uncertainty. The Fund will be competing for investments with other secondary investment vehicles, as well as financial institutions and other investors. In recent years, an increasing number of secondary investment funds and other capital pools targeted for investment in the secondary sector have been formed, and additional capital may be directed at this sector in the future. Many of the Fund’s competitors may have greater resources or different return criteria than the Fund, and may have greater access to investment opportunities or may make greater use of leverage, any of which may afford them a competitive advantage over the Fund in terms of ability to complete investments. In addition, recent years have seen an increase in the sales of secondary portfolios conducted by a limited auction process, which generally increases competition from prospective buyers. There can be no assurance that the Fund will be able to identify and complete an adequate number of investments that satisfy its target return, or that it will be able to invest fully its committed capital.

Limitations In Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limitations in Secondary Investments. Generally, the Fund will not be acquiring interests in Portfolio Funds directly from the issuers thereof and will not have the opportunity to negotiate the terms of the interests being purchased or any special rights or privileges. In some limited cases, the Fund may be presented with investment opportunities on an “all or nothing” basis. Certain of the Portfolio Funds in a prospective portfolio may be less attractive than others. In such cases, it may not be possible for the Fund to exclude from such purchases those investments which the Adviser considers (for commercial, tax, legal or other reasons) less attractive. The Portfolio Funds or the interests that the Adviser may consider for investment may have been formed or organized to meet the specific regulatory, tax or ERISA objectives of the original investors, which may not correspond to the objectives of the Fund. Accordingly, investment by the Fund may not be permitted, may be otherwise restricted or may be inefficient from a tax perspective to one or more categories of investors in the Fund. The Adviser may seek to structure any investment to address any applicable regulatory, tax or ERISA limitations, but may not be successful in doing so. As a result, different investors in the Fund may experience different risk profiles, amounts and timing of contributions and distributions and returns on their investment in the Fund. Where the Fund acquires a Portfolio Fund interest as a secondary investment, the Fund may acquire contingent liabilities associated with such interest. Specifically, where the seller has received distributions from the relevant Portfolio Fund and, subsequently, that Portfolio Fund recalls any portion of such distributions, the Fund (as the purchaser of the interest to which such distributions are attributable) may be obligated to pay an amount equivalent to such distributions to such Portfolio Fund. While the Fund may be able, in turn, to make a claim against the seller of the interest for any monies so paid to the Portfolio Fund, there can be no assurance that the Fund would have such right or prevail in any such claim.

Risks Relating To Secondary Investments Involving Syndicates [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Relating to Secondary Investments Involving Syndicates. The Fund may acquire secondary investments as a member of a purchasing syndicate, in which case the Fund may be exposed to additional risks including (among other things): (i) counterparty risk or the risk that a syndicate member will not perform its contractual obligations, (ii) reputation risk or the risk that the Fund may suffer damage to its reputation), (iii) breach of confidentiality by a syndicate member and (iv) execution risk or the risk of financial loss if a transaction is not executed appropriately.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. The debt securities that the Fund and Portfolio Funds may invest in are subject to the risk that market values of such securities will decline as interest rates increase. These changes in interest rates have a more pronounced effect on securities with longer durations. Typically, the impact of changes in interest rates on the market value of an instrument will be more pronounced for fixed-rate instruments, such as most corporate bonds, than it will for floating rate instruments. Fluctuations in the value of portfolio securities will not affect interest income on existing portfolio securities but will be reflected in the Fund or Portfolio Fund’s NAV. After a period of historically low interest rates, the Federal Reserve has raised, and has indicated its intent to continue raising, certain benchmark interest rates. It cannot be predicted with certainty when, or how, these policies will change, but actions by the Federal Reserve and other central bankers may have a significant effect on interest rates and on the U.S. and world economies generally.

Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	0.95%	[3]
Interest Expenses on Borrowings [Percent]	0.00%	[4]
Distribution/Servicing Fees [Percent]	0.25%
Acquired Fund Fees and Expenses [Percent]	1.27%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.10%	[6]
Total Annual Expenses [Percent]	4.57%
Waivers and Reimbursements of Fees [Percent]	(1.28%)	[7]
Net Expense over Assets [Percent]	3.29%
Expense Example, Year 01	$ 33
Expense Example, Years 1 to 3	127
Expense Example, Years 1 to 5	221
Expense Example, Years 1 to 10	$ 460
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class D Shares
Outstanding Security, Not Held [Shares] | shares	3,334
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	0.95%	[3]
Interest Expenses on Borrowings [Percent]	0.00%	[4]
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	1.27%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.10%	[6]
Total Annual Expenses [Percent]	4.32%
Waivers and Reimbursements of Fees [Percent]	(1.28%)	[7]
Net Expense over Assets [Percent]	3.04%
Expense Example, Year 01	$ 31
Expense Example, Years 1 to 3	119
Expense Example, Years 1 to 5	209
Expense Example, Years 1 to 10	$ 439
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class I Shares
Outstanding Security, Not Held [Shares] | shares	3,333
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	2.00%	[2]
Management Fees [Percent]	0.95%	[3]
Interest Expenses on Borrowings [Percent]	0.00%	[4]
Distribution/Servicing Fees [Percent]	0.00%
Acquired Fund Fees and Expenses [Percent]	1.27%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	2.10%	[6]
Total Annual Expenses [Percent]	4.32%
Waivers and Reimbursements of Fees [Percent]	(1.28%)	[7]
Net Expense over Assets [Percent]	3.04%
Expense Example, Year 01	$ 31
Expense Example, Years 1 to 3	119
Expense Example, Years 1 to 5	209
Expense Example, Years 1 to 10	$ 439
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Class S Shares
Outstanding Security, Not Held [Shares] | shares	3,333

[1]	No upfront sales load will be paid with respect to Class D Shares, Class I Shares or Class S Shares. Purchasers should contact their Financial Intermediaries for additional information. See “Plan of Distribution.”
[2]	An early repurchase fee payable to the Fund, in an amount of 2.00% of the value of the Shares accepted for repurchase, will be charged with respect to the repurchase of an investor’s Shares at any time prior to the day immediately preceding the one-year anniversary of an investor’s purchase of the Shares (on a “first in-first out” basis). An early repurchase fee payable by an investor may be waived by the Fund, in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner as will not discriminate unfairly against any investor. The early repurchase fee will be retained by the Fund for the benefit of the remaining investors. See “Repurchases and Transfer of Shares.”
[3]	The Fund will pay the Adviser an annual Management Fee of 0.95%, payable quarterly, based on the Fund’s net assets, calculated as of the close of business on the last business day of each calendar quarter (including any assets in respect of Shares that will be repurchased as of the end of the quarter).
[4]	The Fund may borrow funds to make investments, to manage liquidity for redemptions and for general working capital purposes, including before it has fully invested the proceeds of this continuous offering. To the extent that the Fund determines it is appropriate to borrow funds to make investments, to manage liquidity for repurchases and for general working capital purposes, the costs associated with such borrowing will be indirectly borne by shareholders. The Fund’s ability to incur leverage during the 12 months following the commencement of this offering depends, in large part, on the amount of money the Fund is able to raise through the sale of Shares registered in this offering and the availability of financing in the market.
[5]	Acquired fund fees and expenses are the indirect costs of investing in other investment companies and private funds that would be regulated as investment companies but for Section 3(c)(1) or 3(c)(7) of the 1940 Act (such as the Portfolio Funds). Some or all of the Portfolio Funds in which the Fund invests charge carried interests, incentive fees or allocations based on the Portfolio Fund’s performance. The Portfolio Funds in which the Fund invests generally charge an aggregate management fee of 1.00% to 2.00% annually of committed or net invested capital, and approximately 0% to 20% of net profits as a carried interest allocation (which includes fees payable to the Core Independent Managers and the Underlying Managers with respect to any Portfolio Funds). In a given period, the management fee charged by Portfolio Funds may be reduced in part by amounts received by the Portfolio Fund’s management company for related activities, such as transaction and monitoring fees received from portfolio companies. In addition, when a portfolio company is sold and the distribution exceeds the management fee allocated to that portfolio company, the Portfolio Fund’s management company may refund a portion of the allocated management fees. Such refunds are generally accrued by the Portfolio Funds as if all portfolio companies were sold at fair values. The 1.27% shown as “Acquired Fund Fees and Expenses” reflects estimated operating expenses of the Portfolio Funds for the Fund’s current fiscal year (e.g., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) after refunds, excluding any performance-based fees or allocations paid by Portfolio Funds that are paid solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
[6]	Other Expenses are based on estimated amounts for the Fund’s current fiscal year.
[7]	Pursuant to the Expense Limitation Agreement, the Adviser has contractually agreed to waive fees and/or pay or reimburse certain operating and other expenses of the Fund so that the total annual operating expenses of the Fund, excluding Excluded Expenses (as defined below), in respect of each class of shares of the Fund, do not exceed an amount equal to 0.75% of the average quarterly net assets of the class on an annualized basis (the “Expense Cap”). For a period not to exceed three years from the date on which the Adviser waived the fee or reimbursed the expense, the Adviser may recoup waived fees, reimbursed expenses or directly paid expenses if (i) at the time of repayment, the annual operating expenses of such share class have fallen below the Expense Cap and (ii) the repayment does not cause the annual operating expenses of such share class in the quarter the reimbursement is made (after given effect to such repayment) to rise to a level that exceeds the Expense Cap in place at the time the fees were waived and/or the expenses were reimbursed, or the Expense Cap in place at the time the Fund repays the Adviser, whichever is lower. In addition, pursuant to the Class S Expense Reimbursement Agreement, the Adviser has contractually agreed to waive and/or pay or reimburse a portion of Class S’s operating and other expenses so that Class S’s total annual operating expenses (excluding Excluded Expenses) do not exceed an amount equal to the Expense Cap minus: (i) 0.10% of Class S’s average quarterly net assets if Class S’s average quarterly net assets are equal to or greater than $150,000,000 but less than $250,000,000; (ii) 0.15% of Class S’s average quarterly net assets if Class S’s average quarterly net assets are equal to or greater than $250,000,000 but less than $500,000,000; and (iii) 0.20% of Class S’s average quarterly net assets if Class S’s average quarterly net assets are equal to or greater than $500,000,000. The Adviser may not recoup expenses waived or reimbursed pursuant to the Class S Expense Reimbursement Agreement. These contractual arrangements will remain in effect until at least the one year anniversary of the effective date of the Fund’s registration statement, unless earlier terminated by the Fund’s Board of Trustees.